UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Administrative - MGOXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisor - MALXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisory - MAYXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Cash Management - MSGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio CastleOak Shares - COSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact - IMPXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact Partner - IPGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional - MVRXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Select - MGSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Investor - MVVXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Participant - MPCXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Select - MSDXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Administrative - MGAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Advisory - MVAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Cash Management - MCHXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Institutional - MUIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Institutional Select - MSVXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Investor - MVIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Participant - MGPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisor - MAPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisory - MBDXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Cash Management - MLKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Impact Partner - IPFXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Participant - MEPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Select - MSKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth - MWMXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth S - MWSXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Advisory - MAVXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Cash Management - MSPXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio CastleOak Shares - CASXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact - IMTXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact Partner - IPYXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Institutional - MPFXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Institutional Select - MPEXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Advisor - MAXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Cash Management - TECXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Select - TSXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth - TEWXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth S - TWSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Administrative - MTTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisor - MATXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisory - MAOXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Cash Management - MREXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional - MISXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Select - MTSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Investor - MTNXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Participant - MTCXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Select - MSTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Administrative - MAMXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisor - MAZXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisory - MVYXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Cash Management - MHSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact - IMXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact Partner - IPUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional - MSUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional Select - MSSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Investor - MNVXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Participant - MPRXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Select - MSEXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Administrative Class MGOXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MGOXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisor Class MALXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MALXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisory Class MAYXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MAYXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Cash Management Class MSGXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSGXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

CastleOak Shares Class COSXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

COSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact Class IMPXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

IMPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact Partner Class IPGXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

IPGXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Class MVRXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MVRXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Select Class MGSXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MGSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Investor Class MVVXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MVVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Participant Class MPCXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MPCXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Select Class MSDXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSDXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Administrative Class MGAXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MGAXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Advisory Class MVAXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MVAXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Cash Management Class MCHXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MCHXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Institutional Class MUIXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MUIXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Institutional Select Class MSVXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Investor Class MVIXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MVIXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Participant Class MGPXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MGPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisor Class MAPXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MAPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisory Class MBDXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MBDXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Cash Management Class MLKXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MLKXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Impact Partner Class IPFXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

IPFXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Participant Class MEPXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MEPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Select Class MSKXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSKXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth Class MWMXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MWMXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth S Class MWSXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MWSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Advisory Class MAVXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MAVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Cash Management Class MSPXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

CastleOak Shares Class CASXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

CASXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact Class IMTXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

IMTXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact Partner Class IPYXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

IPYXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Institutional Class MPFXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MPFXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Institutional Select Class MPEXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MPEXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Advisor Class MAXXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MAXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Cash Management Class TECXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$17	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

TECXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Select Class TSXXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

TSXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth Class TEWXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

TEWXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth S Class TWSXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

TWSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Administrative Class MTTXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MTTXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisor Class MATXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MATXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisory Class MAOXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MAOXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Cash Management Class MREXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MREXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Class MISXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MISXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Select Class MTSXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MTSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Investor Class MTNXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MTNXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Participant Class MTCXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MTCXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Select Class MSTXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSTXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Administrative Class MAMXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MAMXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisor Class MAZXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MAZXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisory Class MVYXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MVYXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Cash Management Class MHSXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MHSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact Class IMXXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

IMXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact Partner Class IPUXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

IPUXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Class MSUXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSUXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Select Class MSSXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Investor Class MNVXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MNVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Participant Class MPRXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MPRXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Select Class MSEXX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSEXX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Financial Statements and Additional Information

April 30, 2025

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Table of Contents

Items 6 and 7 of Form N-CSR:
Portfolio of Investments:
Money Market Portfolio	2
Prime Portfolio	7
Government Portfolio	12
Government Securities Portfolio	20
Treasury Portfolio	22
Treasury Securities Portfolio	26
Tax-Exempt Portfolio	27
Statements of Assets and Liabilities	31
Statements of Operations	37
Statements of Changes in Net Assets	39
Financial Highlights	46
Notes to Financial Statements	61
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access information about the Trust, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (2.1%)
Domestic Bank (0.8%)
Citibank NA
4.48%, 2/25/26	$25,000	$25,000
International Banks (1.3%)
Banco Santander SA,
4.51%, 7/8/25	20,000	20,000
4.69%, 6/4/25	15,000	15,000
Toronto-Dominion Bank
5.50%, 5/9/25	10,000	10,000
		45,000
Total Certificates of Deposit (Cost $70,000)		70,000
Commercial Paper (a) (18.1%)
Asset-Backed Diversified Financial Services (3.8%)
Atlantic Asset Securitization LLC,
4.61%, 6/18/25	15,000	14,910
4.62%, 6/17/25	3,000	2,982
Cabot Trail Funding LLC
4.58%, 7/1/25	5,000	4,962
Equitable Short Term Funding LLC
4.45%, 9/15/25	35,000	34,421
LMA Americas LLC,
4.61%, 6/13/25 - 6/16/25	20,000	19,889
4.69%, 6/5/25	15,000	14,933
Paradelle Funding LLC
5.48%, 6/17/25	22,000	21,851
Podium Funding Trust,
4.50%, 7/15/25	5,000	4,954
4.61%, 6/5/25	10,000	9,956
		128,858
Automobile (2.1%)
Toyota Credit de Puerto Rico Corp.,
4.50%, 11/24/25	7,000	6,825
4.52%, 5/2/25	5,000	5,000
4.56%, 7/29/25	25,000	24,724
4.57%, 9/22/25	10,000	9,823
4.60%, 9/8/25	10,000	9,839
Toyota Finance Australia
4.72%, 5/13/25	15,000	14,977
		71,188
Automobiles Manufacturing (0.4%)
Volvo Treasury North America LP
4.40%, 5/7/25	15,200	15,189
Consumer, Non-Cyclical (1.3%)
LVMH Moet Hennessy Louis Vuitton,
4.38%, 9/5/25	35,000	34,471
4.61%, 6/16/25	10,000	9,943
		44,414
	Face Amount (000)	Value (000)
Domestic Banks (1.0%)
Bank of America Securities, Inc.,
4.57%, 12/5/25	$15,000	$14,603
4.65%, 11/13/25	20,000	19,517
		34,120
Finance (1.6%)
Citigroup Global Markets, Inc.,
4.51%, 12/12/25	20,000	19,461
4.65%, 6/4/25	35,000	34,850
		54,311
Insurance (0.5%)
Northwestern Mutual Short Term Fund
4.89%, 6/3/25	4,000	3,983
Pricoa Short Term Funding LLC,
4.47%, 8/28/25	10,000	9,855
4.66%, 5/12/25	5,000	4,993
		18,831
International Banks (7.4%)
Australia & New Zealand Banking Group Ltd.,
4.25%, 3/13/26	8,000	7,714
4.50%, 10/27/25	15,000	14,679
Barclays Bank U.K. PLC
4.35%, 5/1/25	30,000	30,000
BPCE SA
4.61%, 6/16/25	15,000	14,914
DNB Bank ASA,
4.27%, 3/20/26	5,000	4,817
4.34%, 3/16/26	10,000	9,631
5.49%, 5/23/25	10,000	9,968
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.40%, 9/5/25	15,000	14,772
Macquarie Bank Ltd.
4.62%, 6/9/25	5,000	4,976
National Bank of Canada
4.59%, 6/12/25	10,250	10,196
Royal Bank of Canada,
4.50%, 10/21/25	10,000	9,793
4.55%, 11/6/25	15,000	14,657
5.52%, 5/28/25	5,000	4,980
Suncorp Bank Norfina Ltd.
4.38%, 3/23/26	10,000	9,620
Svenska Handelsbanken AB,
4.29%, 3/16/26	5,000	4,818
4.55%, 12/4/25	25,000	24,345
4.56%, 12/2/25	10,000	9,740
4.59%, 11/18/25	15,000	14,632
U.S. Collateralized Commercial Paper,
4.40%, 9/12/25 (b)	25,000	24,600
4.52%, 7/7/25 (b)	5,000	4,959
Westpac Banking Corp.
4.33%, 3/13/26	10,000	9,636
		253,447
Total Commercial Paper (Cost $620,358)		620,358

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (6.3%)
Automobile (0.3%)
Toyota Motor Corp.
1.34%, 3/25/26	$11,000	$10,715
Automobiles Manufacturing (0.0%)‡
Mercedes-Benz Finance North America LLC
3.30%, 5/19/25 (b)	1,142	1,141
Consumer, Non-Cyclical (0.3%)
Colgate-Palmolive Co.
4.80%, 3/2/26	2,000	2,009
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	1,643	1,642
Nestle Holdings, Inc.
0.63%, 1/15/26 (b)	1,103	1,075
PepsiCo, Inc.
4.55%, 2/13/26	5,244	5,252
		9,978
Domestic Banks (0.7%)
Wells Fargo Bank NA,
4.81%, 1/15/26	8,000	8,021
5.55%, 8/1/25	17,293	17,331
		25,352
Industrials (0.2%)
Siemens Financieringsmaatschappij
1.20%, 3/11/26 (b)	6,985	6,806
Insurance (2.5%)
Equitable Financial Life Global Funding
1.40%, 7/7/25 (b)	5,058	5,029
MassMutual Global Funding II,
3.40%, 3/8/26 (b)	10,021	9,933
4.15%, 8/26/25 (b)	2,250	2,247
4.50%, 4/10/26 (b)	1,350	1,352
Met Tower Global Funding
3.70%, 6/13/25 (b)	12,859	12,843
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)	19,042	18,916
5.00%, 1/6/26 (b)	6,924	6,946
New York Life Global Funding,
0.85%, 1/15/26 (b)	4,900	4,781
0.95%, 6/24/25 (b)	6,500	6,459
3.60%, 8/5/25 (b)	6,000	5,985
Northwestern Mutual Global Funding,
0.80%, 1/14/26 (b)	8,114	7,906
4.70%, 4/6/26 (b)	1,100	1,104
		83,501
International Banks (2.3%)
Australia & New Zealand Banking Group Ltd.
5.09%, 12/8/25	6,000	6,018
Banque Federative du Credit Mutuel SA
4.52%, 7/13/25 (b)	14,375	14,372
	Face Amount (000)	Value (000)
Cooperatieve Rabobank UA
5.50%, 7/18/25	$4,955	$4,965
National Australia Bank Ltd.
5.20%, 5/13/25	5,000	5,000
Nationwide Building Society,
3.90%, 7/21/25 (b)	6,905	6,895
4.58%, 8/28/25 (b)	3,000	2,966
Nordea Bank Abp
3.60%, 6/6/25 (b)	2,060	2,056
Skandinaviska Enskilda Banken AB,
0.85%, 9/2/25 (b)	11,648	11,505
3.70%, 6/9/25 (b)	21,720	21,692
Societe Generale SA
1.38%, 7/8/25 (b)	1,960	1,948
Svenska Handelsbanken AB
3.65%, 6/10/25 (b)	1,000	999
		78,416
Total Corporate Bonds (Cost $215,909)		215,909
Floating Rate Notes (c) (15.1%)
Asset-Backed Diversified Financial Services (8.5%)
Chariot Funding LLC,
SOFR + 0.45%, 4.81%, 12/11/25 (b)	15,000	15,000
SOFR + 0.47%, 4.83%, 12/15/25 - 12/16/25 (b)	85,000	85,000
Fairway Finance Co. LLC,
4.66%, 10/28/25 (b)	10,000	10,000
Old Line Funding LLC,
4.56%, 9/12/25 - 9/16/25 (b)	50,000	50,000
4.60%, 8/4/25 (b)	20,000	20,000
SOFR + 0.30%, 4.66%, 6/23/25 (b)	20,000	20,000
Paradelle Funding LLC,
4.63%, 11/21/25	10,000	10,000
Thunder Bay Funding LLC,
4.56%, 9/16/25 (b)	11,000	11,000
4.60%, 8/4/25 (b)	25,000	25,000
4.61%, 8/4/25 (b)	35,000	35,000
4.71%, 11/6/25 (b)	10,000	10,000
		291,000
Automobile (0.4%)
Toyota Motor Credit Corp.,
SOFR + 0.35%, 4.71%, 12/9/25	15,000	15,000
Domestic Banks (2.1%)
Bank of America NA,
4.76%, 1/9/26	17,000	17,000
Bank of America Securities, Inc.,
4.75%, 11/14/25 - 12/2/25	45,000	45,000
ING U.S. Funding LLC,
4.70%, 12/18/25	10,000	10,000
		72,000
Finance (0.5%)
Citigroup Global Markets, Inc.,
SOFR + 0.39%, 4.75%, 11/24/25 (b)	18,000	18,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (3.6%)
Bank of Montreal,
SOFR + 0.35%, 4.71%, 2/3/26	$10,000	$10,000
SOFR + 0.38%, 4.74%, 11/13/25 - 1/6/26 (b)	50,000	50,000
Macquarie Bank Ltd.,
4.57%, 8/13/25 (b)	15,000	15,000
4.58%, 9/17/25 (b)	5,000	5,000
4.59%, 7/25/25 (b)	5,000	5,000
Nordea Bank Abp,
SOFR + 0.96%, 5.36%, 6/6/25 (b)	1,200	1,201
Toronto-Dominion Bank,
4.81%, 4/23/26 (b)	20,000	20,000
UBS AG London,
4.60%, 10/3/25 (b)	15,000	15,000
		121,201
Total Floating Rate Notes (Cost $517,201)		517,201
Repurchase Agreements (53.3%)
ABN Amro Securities LLC, (4.48%, dated 4/30/25, due 5/1/25; proceeds $25,003; fully collateralized by various U.S. Government agency securities, 5.50% due 4/20/53 - 10/20/54, U.S. Government obligation, 3.38% due 11/15/48 and Corporate Bonds, 5.75% - 6.00% due 5/15/54; valued at $25,756)	25,000	25,000
Bank of America Securities, Inc., (4.83% (c), dated 9/24/24, due 9/29/25; proceeds $31,489; fully collateralized by various Common Stocks and Preferred Stocks (d); valued at $31,500) (Demand 5/1/25)	30,000	30,000
Bank of Nova Scotia, (4.45%, dated 4/30/25, due 5/1/25; proceeds $22,003; fully collateralized by various Common Stocks (d); valued at $23,100)	22,000	22,000
Bank of Nova Scotia, (4.44%, dated 4/30/25, due 5/1/25; proceeds $145,018; fully collateralized by various Corporate Bonds, 1.60% - 6.63% due 7/30/25 - 5/15/53; valued at $152,250)	145,000	145,000
Barclays Bank PLC, (4.41%, dated 4/30/25, due 5/1/25; proceeds $38,005; fully collateralized by various Corporate Bonds, 1.20% - 6.25% due 5/1/25 - 9/1/44; valued at $39,905)	38,000	38,000
Barclays Bank PLC, (4.41%, dated 4/30/25, due 5/1/25; proceeds $15,002; fully collateralized by various U.S. Government obligations, 0.38% - 2.13% due 7/15/25 - 2/15/48; valued at $15,302)	15,000	15,000
BNP Paribas Prime Brokerage, Inc., (4.45%, dated 4/30/25, due 5/1/25; proceeds $150,019; fully collateralized by various Common Stocks and Preferred Stocks (d); valued at $157,519)	150,000	150,000
BNP Paribas SA, (4.53%, dated 4/30/25, due 5/1/25; proceeds $20,003; fully collateralized by various Corporate Bonds, 2.83% - 12.00% due 6/26/26 - 6/4/81; valued at $21,177)	20,000	20,000
	Face Amount (000)	Value (000)
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 4.38%, dated 4/30/25 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,067 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/20/65; valued at $566,166)	$200,000	$200,000
Credit Agricole Corporate and Investment Bank, (4.44% (c), dated 12/12/23, due 5/7/25; proceeds $25,516; fully collateralized by various Corporate Bonds, 1.13% - 9.02% due 6/12/25 - 6/15/54; valued at $25,200) (Demand 5/1/25)	24,000	24,000
Credit Agricole Corporate and Investment Bank, (4.44% (c), dated 11/7/23, due 5/7/25; proceeds $11,742; fully collateralized by various Corporate Bonds, 1.65% - 7.50% due 6/12/25 - 6/1/54; valued at $11,550) (Demand 5/1/25)	11,000	11,000
Credit Agricole Corporate and Investment Bank, (4.39%, dated 4/30/25, due 5/7/25; proceeds $57,049; fully collateralized by various U.S. Government agency securities, 4.50% - 7.50% due 10/20/52 - 1/20/55, U.S. Government obligations, 2.38% - 4.38% due 10/15/28 - 12/31/29 and Corporate Bonds, 3.20% - 6.09% due 11/21/25 - 7/15/51; valued at $59,098)	57,000	57,000
HSBC Securities USA, Inc., (4.43%, dated 4/30/25, due 5/1/25; proceeds $125,015; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 5/20/47 - 8/20/52 and Corporate Bonds, 1.09% - 6.90% due 12/9/26 - 12/31/79; valued at $131,266)	125,000	125,000
ING Financial Markets LLC, (4.41%, dated 4/30/25, due 5/1/25; proceeds $93,011; fully collateralized by various Common Stocks (d); valued at $97,650)	93,000	93,000
ING Financial Markets LLC, (4.40%, dated 4/30/25, due 5/1/25; proceeds $20,002; fully collateralized by various Corporate Bonds, 4.75% - 4.85% due 1/15/28 - 6/15/28; valued at $21,000)	20,000	20,000
JP Morgan Clearing Corp., (4.53% (c), dated 8/1/23, due 5/7/25; proceeds $75,681; fully collateralized by various Corporate Bonds, 3.63% - 12.25% due 10/15/25 - 3/15/38; valued at $74,480) (Demand 5/1/25)	70,000	70,000
JP Morgan Securities LLC, (4.78% (c), dated 12/17/24, due 12/17/25; proceeds $26,212; fully collateralized by various Corporate Bonds, 5.38% - 12.63% due 5/1/25 - 12/21/65; valued at $26,654) (Demand 5/1/25)	25,000	25,000
Mizuho Securities USA LLC, (4.47%, dated 4/30/25, due 5/1/25; proceeds $50,006; fully collateralized by various Common Stocks; valued at $52,500)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
MUFG Securities Americas, Inc., (4.39%, dated 4/30/25, due 5/1/25; proceeds $40,005; fully collateralized by various Common Stocks (d); valued at $42,005)	$40,000	$40,000
MUFG Securities Americas, Inc., (4.39%, dated 4/30/25, due 5/1/25; proceeds $32,004; fully collateralized by various Common Stocks (d); valued at $33,604)	32,000	32,000
MUFG Securities Americas, Inc., (4.39%, dated 4/30/25, due 5/1/25; proceeds $20,002; fully collateralized by various Common Stocks (d); valued at $21,003)	20,000	20,000
MUFG Securities Americas, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $21,003; fully collateralized by various Corporate Bonds, 1.23% - 6.50% due 4/28/27 - 5/1/55; valued at $22,053)	21,000	21,000
MUFG Securities Americas, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $20,002; fully collateralized by various Corporate Bonds, 2.13% - 6.25% due 7/24/28 - 10/15/54 (d); valued at $21,003)	20,000	20,000
MUFG Securities Americas, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $11,001; fully collateralized by various Corporate Bonds, 2.60% - 5.52`% due 1/13/28 - 6/15/35; valued at $11,759)	11,000	11,000
RBC Capital Markets LLC, (4.42%, dated 4/29/25, due 5/6/25; proceeds $140,120; fully collateralized by various Corporate Bonds, 1.13% - 6.25% due 5/11/25 - 4/5/54; valued at $147,000)	140,000	140,000
Societe Generale SA, (4.40%, dated 4/24/25, due 5/1/25; proceeds $115,098; fully collateralized by various Corporate Bonds, 1.05% - 7.38% due 6/14/25 - 11/24/84; valued at $120,853)	115,000	115,000
Societe Generale SA, (4.48%, dated 4/30/25, due 5/1/25; proceeds $52,006; fully collateralized by various Corporate Bonds, 2.89% - 13.00% due 1/15/26 - 11/15/66 (d); valued at $55,114)	52,000	52,000
TD Securities USA LLC, (4.40%, dated 4/30/25, due 5/1/25; proceeds $70,009; fully collateralized by various Corporate Bonds, 3.35% - 6.20% due 9/15/26 - 3/14/52; valued at $73,500)	70,000	70,000
TD Securities USA LLC, (4.43% (c), dated 3/27/24, due 5/7/25; proceeds $34,649; fully collateralized by various Corporate Bonds, 5.75% - 6.61% due 1/15/28 - 4/23/29; valued at $34,746) (Demand 5/1/25)	33,000	33,000
Wells Fargo Securities LLC, (4.62%, dated 3/17/25, due 6/16/25; proceeds $75,876; fully collateralized by various Corporate Bonds, 1.63% - 8.50% due 6/15/25 - 7/15/64; valued at $78,750)	75,000	75,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (Interest in $3,400,000 joint repurchase agreement, 4.38%, dated 4/30/25 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,400,414 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/20/55; valued at $3,502,000)	$74,000	$74,000
Total Repurchase Agreements (Cost $1,823,000)		1,823,000
Time Deposits (1.9%)
International Banks (1.9%)
Australia & New Zealand Banking Group Ltd.
4.33%, 5/1/25	1,000	1,000
Canadian Imperial Bank of Commerce
4.33%, 5/1/25	1,000	1,000
DNB Bank ASA (New York Branch)
4.32%, 5/1/25	1,000	1,000
Mizuho Bank Ltd.
4.33%, 5/1/25	1,000	1,000
National Bank of Canada (Montreal Branch)
4.33%, 5/1/25	61,000	61,000
Total Time Deposits (Cost $65,000)		65,000
Total Investments (96.8%) (Cost $3,311,468) (e)		3,311,468
Other Assets in Excess of Liabilities (3.2%)		108,565
Net Assets (100.0%)		$3,420,033

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2025.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

‡  Amount is less than 0.05%.

SOFR  Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	55.1%
Commercial Paper	18.7
Floating Rate Notes	15.6
Corporate Bonds	6.5
Other*	4.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (1.8%)
International Banks (1.8%)
Banco Santander SA,
4.51%, 7/8/25	$77,000	$77,002
4.69%, 6/4/25	75,000	75,013
Toronto-Dominion Bank
5.50%, 5/9/25	70,000	70,016
Total Certificates of Deposit (Cost $222,000)		222,031
Commercial Paper (a) (21.9%)
Asset-Backed Diversified Financial Services (5.0%)
Atlantic Asset Securitization LLC,
4.62%, 6/17/25	12,000	11,929
4.69%, 6/6/25	20,000	19,909
Cabot Trail Funding LLC
4.58%, 7/1/25	95,000	94,277
Equitable Short Term Funding LLC
4.45%, 9/15/25	335,000	329,468
LMA Americas LLC,
4.61%, 6/13/25 - 6/16/25	70,000	69,612
4.63%, 6/23/25	10,000	9,934
4.69%, 6/5/25	60,000	59,736
Podium Funding Trust
4.50%, 7/15/25	15,000	14,860
		609,725
Automobile (2.1%)
Toyota Credit Canada, Inc.
4.38%, 12/15/25	50,000	48,675
Toyota Credit de Puerto Rico Corp.,
4.50%, 11/24/25	18,000	17,559
4.52%, 5/2/25	30,000	29,993
4.54%, 7/16/25	10,000	9,905
4.56%, 9/29/25	30,000	29,450
4.57%, 9/22/25	37,000	36,350
4.60%, 9/8/25	20,000	19,680
4.71%, 5/28/25	20,000	19,932
Toyota Finance Australia
4.72%, 5/13/25	50,000	49,921
		261,465
Chemicals (0.6%)
Air Liquide U.S. LLC
4.38%, 9/22/25	75,000	73,696
Consumer, Non-Cyclical (0.3%)
LVMH Moet Hennessy Louis Vuitton
4.61%, 6/16/25	40,000	39,773
Domestic Banks (2.1%)
Bank of America Securities, Inc.,
4.57%, 12/5/25	100,000	97,408
4.65%, 11/13/25	55,000	53,703
ING U.S. Funding LLC
4.58%, 6/20/25 - 6/23/25	100,000	99,360
		250,471
	Face Amount (000)	Value (000)
Finance (1.5%)
Citigroup Global Markets, Inc.,
4.51%, 12/12/25	$30,000	$29,201
4.65%, 6/4/25	150,000	149,362
		178,563
Insurance (1.2%)
Northwestern Mutual Short Term Fund
4.57%, 8/4/25	17,000	16,805
Pricoa Short Term Funding LLC,
4.47%, 8/28/25	40,000	39,417
4.61%, 6/13/25	50,000	49,732
4.66%, 5/12/25	45,000	44,935
		150,889
International Banks (9.1%)
Australia & New Zealand Banking Group Ltd.
4.25%, 3/13/26	27,000	26,068
Bank of Montreal
5.60%, 5/1/25	50,000	49,994
Barclays Bank U.K. PLC
4.35%, 5/1/25	70,000	69,992
BPCE SA
4.61%, 6/16/25	50,000	49,715
DNB Bank ASA,
4.27%, 3/20/26	45,000	43,369
4.34%, 3/16/26	40,000	38,566
5.49%, 5/23/25	20,000	19,945
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.40%, 9/5/25	30,000	29,535
Macquarie Bank Ltd.
4.62%, 6/9/25	20,000	19,902
Royal Bank of Canada,
4.50%, 10/21/25	50,000	48,970
5.52%, 5/28/25	20,000	19,932
Suncorp Bank Norfina Ltd.,
4.38%, 3/23/26	40,000	38,526
4.63%, 6/10/25 (b)	25,500	25,374
4.71%, 5/5/25 - 6/2/25 (b)	104,000	103,658
Svenska Handelsbanken AB,
4.29%, 3/16/26	50,000	48,211
4.55%, 12/4/25	125,000	121,846
4.56%, 12/2/25	50,000	48,748
4.59%, 11/18/25	58,000	56,630
U.S. Collateralized Commercial Paper,
4.40%, 9/12/25 (b)	50,000	49,177
4.52%, 7/7/25 (b)	45,000	44,625
Westpac Banking Corp.,
0.00%, 3/12/26	60,000	57,881
4.33%, 3/13/26	100,000	96,458
		1,107,122
Total Commercial Paper (Cost $2,671,057)		2,671,704

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (3.1%)
Automobile (0.5%)
Toyota Motor Corp.
1.34%, 3/25/26	$41,310	$40,262
Toyota Motor Credit Corp.
3.65%, 8/18/25	20,000	19,955
		60,217
Consumer, Non-Cyclical (0.2%)
Nestle Holdings, Inc.
5.25%, 3/13/26 (b)	16,461	16,607
Domestic Banks (0.3%)
Citibank NA
5.44%, 4/30/26	6,391	6,455
Wells Fargo Bank NA
4.81%, 1/15/26	26,500	26,590
		33,045
Industrials (0.3%)
Siemens Financieringsmaatschappij
1.20%, 3/11/26 (b)	40,266	39,240
Insurance (1.0%)
Equitable Financial Life Global Funding
1.40%, 7/7/25 (b)	40,910	40,658
MassMutual Global Funding II,
3.40%, 3/8/26 (b)	11,776	11,677
4.15%, 8/26/25 (b)	2,140	2,137
4.50%, 4/10/26 (b)	16,520	16,550
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)	13,442	13,357
4.05%, 8/25/25 (b)	2,132	2,128
New York Life Global Funding,
0.85%, 1/15/26 (b)	8,000	7,805
4.70%, 4/2/26 (b)	22,415	22,501
Northwestern Mutual Global Funding
0.80%, 1/14/26 (b)	4,309	4,205
		121,018
International Banks (0.8%)
Australia & New Zealand Banking Group Ltd.
5.00%, 3/18/26	20,775	20,924
Bank of New Zealand
4.39%, 3/3/26 (b)	8,925	8,688
Banque Federative du Credit Mutuel SA
4.52%, 7/13/25 (b)	5,010	5,004
Commonwealth Bank of Australia
5.32%, 3/13/26	10,456	10,560
Lloyds Bank PLC
3.50%, 5/14/25	2,723	2,722
Nordea Bank Abp
4.75%, 9/22/25 (b)	8,888	8,895
Skandinaviska Enskilda Banken AB,
0.85%, 9/2/25 (b)	1,000	989
1.40%, 11/19/25 (b)	19,300	18,974
3.70%, 6/9/25 (b)	6,765	6,756
	Face Amount (000)	Value (000)
Societe Generale SA
4.35%, 6/13/25 (b)	$5,900	$5,896
Svenska Handelsbanken AB
3.65%, 6/10/25 (b)	11,330	11,319
		100,727
Total Corporate Bonds (Cost $370,732)		370,854
Floating Rate Notes (c) (14.9%)
Asset-Backed Diversified Financial Services (7.1%)
Chariot Funding LLC,
SOFR + 0.45%, 4.81%, 12/11/25 (b)	60,000	60,015
SOFR + 0.47%, 4.83%, 12/15/25 (b)	140,000	140,047
Fairway Finance Co. LLC,
4.66%, 10/28/25 (b)	25,000	25,001
Old Line Funding LLC,
4.56%, 9/12/25 - 9/16/25 (b)	150,000	149,954
4.60%, 8/4/25 (b)	50,000	50,000
SOFR + 0.30%, 4.66%, 6/23/25 (b)	180,000	180,006
Paradelle Funding LLC,
4.63%, 11/21/25	25,000	24,993
Thunder Bay Funding LLC,
4.56%, 9/16/25 (b)	39,000	38,986
4.60%, 8/4/25 (b)	45,000	44,999
4.61%, 8/4/25 (b)	65,000	65,000
4.71%, 11/6/25 (b)	90,000	90,003
		869,004
Automobile (0.8%)
Toyota Motor Credit Corp.,
SOFR + 0.35%, 4.71%, 12/9/25	100,000	99,914
Automobiles Manufacturing (0.0%)‡
BMW U.S. Capital LLC,
SOFR + 0.62%, 5.03%, 8/11/25 (b)	4,833	4,834
Diversified Financial Services (0.2%)
CDP Financial, Inc.,
4.65%, 9/15/25 (b)	20,000	20,002
Domestic Banks (2.2%)
Bank of America NA,
4.76%, 1/9/26	80,000	80,007
Bank of America Securities, Inc.,
4.75%, 11/14/25 - 12/2/25	140,000	140,052
ING U.S. Funding LLC,
4.70%, 12/18/25	50,000	49,997
		270,056
International Banks (4.6%)
Bank of Montreal,
SOFR + 0.38%, 4.74%, 11/13/25 - 1/6/26 (b)	245,000	245,065
Macquarie Bank Ltd.,
4.57%, 8/13/25 (b)	35,000	34,997
4.58%, 9/17/25 (b)	40,000	39,991
4.59%, 7/25/25 (b)	20,000	20,001
SOFR + 0.25%, 4.61%, 6/2/25 (b)	40,000	40,004
Nordea Bank Abp,
SOFR + 0.96%, 5.36%, 6/6/25 (b)	2,250	2,252

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Svenska Handelsbanken AB,
SOFR + 0.91%, 5.23%, 6/10/25 (b)	$5,000	$5,003
Toronto-Dominion Bank,
4.81%, 4/23/26 (b)	80,000	80,024
UBS AG London,
4.60%, 10/3/25 (b)	50,000	49,985
4.61%, 10/14/25 (b)	15,000	14,995
Westpac Banking Corp.,
SOFR + 1.00%, 5.41%, 8/26/25	25,000	25,063
		557,380
Total Floating Rate Notes (Cost $1,821,159)		1,821,190
Repurchase Agreements (50.5%)
ABN Amro Securities LLC, (Interest in $550,000 joint repurchase agreement, 4.41%, dated 4/30/25 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $550,067 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligation with various maturities to 10/20/54; valued at $566,431)	410,000	410,000
ABN Amro Securities LLC, (4.48%, dated 4/30/25, due 5/1/25; proceeds $125,016; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 7/1/25 - 10/20/54, U.S. Government obligations, 1.25% - 4.75% due 3/31/28 - 5/15/54 and Corporate Bonds, 2.45% - 7.13% due 4/6/31 - 6/25/64; valued at $129,673)	125,000	125,000
Bank of America Securities, Inc., (4.83% (c), dated 9/24/24, due 9/29/25; proceeds $47,234; fully collateralized by various Common Stocks and Preferred Stocks; valued at $47,250) (Demand 5/1/25) (d)	45,000	45,000
Bank of Nova Scotia, (4.45%, dated 4/30/25, due 5/1/25; proceeds $128,016; fully collateralized by various Common Stocks; valued at $134,400) (d)	128,000	128,000
Bank of Nova Scotia, (4.44%, dated 4/30/25, due 5/1/25; proceeds $501,062; fully collateralized by various Corporate Bonds, 2.25% - 8.25% due 9/12/25 - 4/1/54; valued at $526,050)	501,000	501,000
Barclays Bank PLC, (4.41%, dated 4/30/25, due 5/1/25; proceeds $211,026; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 8/31/28 - 2/15/50 and Corporate Bonds, 0.80% - 7.39% due 5/14/25 - 4/20/67; valued at $221,577)	211,000	211,000
Barclays Bank PLC, (4.41%, dated 4/30/25, due 5/1/25; proceeds $85,010; fully collateralized by various U.S. Government obligations, 0.13% - 3.25% due 7/15/25 - 2/15/55; valued at $86,711)	85,000	85,000
	Face Amount (000)	Value (000)
BMO Capital Markets Corp., (4.43%, dated 4/30/25, due 5/1/25; proceeds $6,001; fully collateralized by various U.S. Government agency security, 4.50% due 5/20/27 and Corporate Bonds, 0.75% - 9.50% due 6/1/25 - 2/15/53; valued at $6,293)	$6,000	$6,000
BNP Paribas Prime Brokerage, Inc., (4.45%, dated 4/30/25, due 5/1/25; proceeds $98,012; fully collateralized by various Common Stocks and Preferred Stocks; valued at $102,913) (d)	98,000	98,000
BNP Paribas SA, (4.54% (c), dated 6/29/22, due 5/7/25; proceeds $79,207; fully collateralized by various Corporate Bonds, 2.50% - 11.75% due 2/1/26 - 11/15/66; valued at $74,052) (Demand 5/1/25) (d)	70,000	70,000
BNP Paribas SA, (4.60% (c), dated 5/16/22, due 5/7/25; proceeds $518,197; fully collateralized by various Corporate Bonds, 2.75% - 13.50% due 5/11/25 - 6/4/81; valued at $482,122) (Demand 5/1/25) (d)	455,000	455,000
BNP Paribas SA, (4.53%, dated 4/30/25, due 5/1/25; proceeds $5,001; fully collateralized by various Corporate Bonds, 3.50% - 11.50% due 5/15/28 - 12/31/79; valued at $5,300) (d)	5,000	5,000
Credit Agricole Corporate and Investment Bank, (4.44% (c), dated 11/7/23, due 5/7/25; proceeds $95,004; fully collateralized by various Corporate Bonds, 0.75% - 9.02% due 7/7/25 - 5/1/54; valued at $93,450) (Demand 5/1/25) (d)	89,000	89,000
Credit Agricole Corporate and Investment Bank, (4.44% (c), dated 12/12/23, due 5/7/25; proceeds $187,114; fully collateralized by various Corporate Bonds, 1.09% - 7.75% due 6/12/25 - 6/11/55; valued at $184,953) (Demand 5/1/25)	176,000	176,000
Credit Agricole Corporate and Investment Bank, (4.45% (c), dated 1/18/23, due 5/7/25; proceeds $110,383; fully collateralized by various Corporate Bonds, 1.13% - 9.02% due 5/8/25 - 6/1/54; valued at $105,000) (Demand 5/1/25) (d)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (4.39%, dated 4/30/25, due 5/7/25; proceeds $93,079; fully collateralized by various U.S. Government agency security, 3.50% due 5/20/51 and Corporate Bonds, 1.70% - 7.15% due 7/21/25 - 12/15/54; valued at $97,459)	93,000	93,000
HSBC Securities USA, Inc., (4.43%, dated 4/30/25, due 5/1/25; proceeds $125,015; fully collateralized by various Corporate Bonds, 1.35% - 6.65% due 3/15/27 - 11/15/55; valued at $131,267)	125,000	125,000
ING Financial Markets LLC, (4.41%, dated 4/30/25, due 5/1/25; proceeds $103,013; fully collateralized by various Common Stocks; valued at $108,150) (d)	103,000	103,000
ING Financial Markets LLC, (4.40%, dated 4/30/25, due 5/1/25; proceeds $30,004; fully collateralized by various Corporate Bonds, 2.50% - 5.70% due 4/15/26 - 1/15/33; valued at $31,501)	30,000	30,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Clearing Corp., (4.53% (c), dated 7/31/23, due 5/7/25; proceeds $113,535; fully collateralized by various Corporate Bonds, 3.38% - 11.75% due 6/18/25 - 11/15/66; valued at $111,720) (Demand 5/1/25)	$105,000	$105,000
JP Morgan Securities LLC, (4.58% (c), dated 11/17/21, due 5/7/25; proceeds $214,820; fully collateralized by various Corporate Bonds, 0.50% - 5.75% due 12/15/25 - 6/1/54 and Common Stocks and Preferred Stocks; valued at $206,595) (Demand 5/1/25) (d)	185,000	185,000
JP Morgan Securities LLC, (4.78% (c), dated 1/5/23, due 7/29/25; proceeds $348,527; fully collateralized by various Corporate Bonds, 3.50% - 12.88% due 9/1/25 - 6/19/47; valued at $329,909) (Demand 5/1/25)	310,000	310,000
Mizuho Securities USA LLC, (4.47%, dated 4/30/25, due 5/1/25; proceeds $75,009; fully collateralized by various Common Stocks; valued at $78,750) (d)	75,000	75,000
MUFG Securities Americas, Inc., (4.39%, dated 4/30/25, due 5/1/25; proceeds $260,032; fully collateralized by various Common Stocks; valued at $273,033) (d)	260,000	260,000
MUFG Securities Americas, Inc., (4.39%, dated 4/30/25, due 5/1/25; proceeds $118,014; fully collateralized by various Common Stocks; valued at $123,915) (d)	118,000	118,000
MUFG Securities Americas, Inc., (4.39%, dated 4/30/25, due 5/1/25; proceeds $30,004; fully collateralized by various Common Stocks; valued at $31,504) (d)	30,000	30,000
MUFG Securities Americas, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $79,010; fully collateralized by various Corporate Bonds, 1.23% - 7.95% due 6/30/25 - 12/31/79; valued at $82,960) (d)	79,000	79,000
MUFG Securities Americas, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $80,010; fully collateralized by various Corporate Bonds, 1.95% - 6.45% due 10/21/27 - 7/5/54; valued at $84,010)	80,000	80,000
MUFG Securities Americas, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $39,005; fully collateralized by various Corporate Bonds, 2.05% - 7.05% due 1/9/26 - 12/31/79; valued at $40,956) (d)	39,000	39,000
RBC Capital Markets LLC, (4.42%, dated 4/29/25, due 5/6/25; proceeds $558,480; fully collateralized by various Corporate Bonds, 0.55% - 10.20% due 5/28/25 - 10/1/66; valued at $585,901)	558,000	558,000
Societe Generale SA, (4.40%, dated 4/24/25, due 5/1/25; proceeds $385,329; fully collateralized by various Corporate Bonds, 1.05% - 8.75% due 6/14/25 - 12/31/79; valued at $404,596) (d)	385,000	385,000
Societe Generale SA, (4.48%, dated 4/30/25, due 5/1/25; proceeds $237,029; fully collateralized by various Corporate Bonds, 3.52% - 13.50% due 8/15/25 - 11/15/66; valued at $251,252) (d)	237,000	237,000
	Face Amount (000)	Value (000)
TD Securities USA LLC, (4.43% (c), dated 3/27/24, due 5/7/25; proceeds $227,841; fully collateralized by various Corporate Bonds, 1.36% - 9.70% due 6/8/25 - 5/15/67; valued at $227,851) (Demand 5/1/25)	$217,000	$217,000
TD Securities USA LLC, (4.40%, dated 4/30/25, due 5/1/25; proceeds $136,017; fully collateralized by various Corporate Bonds, 3.25% - 6.95% due 6/15/26 - 1/28/85; valued at $142,800)	136,000	136,000
Wells Fargo Securities LLC, (4.62%, dated 3/17/25, due 6/16/25; proceeds $160,857; fully collateralized by various Corporate Bonds, 1.38% - 9.40% due 5/13/25 - 10/24/67; valued at $166,951)	159,000	159,000
Wells Fargo Securities LLC, (Interest in $3,400,000 joint repurchase agreement, 4.38%, dated 4/30/25 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,400,414 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/20/55; valued at $3,502,000)	330,000	330,000
Total Repurchase Agreements (Cost $6,158,000)		6,158,000
Time Deposits (1.7%)
International Banks (1.7%)
Australia & New Zealand Banking
4.33%, 5/1/25	1,000	1,000
Canadian Imperial Bank of Commerce
4.33%, 5/1/25	1,000	1,000
DNB Bank ASA (New York Branch)
4.32%, 5/1/25	1,000	1,000
Mizuho Bank Ltd.
4.33%, 5/1/25	1,000	1,000
National Bank of Canada (Montreal Branch)
4.33%, 5/1/25	201,000	201,000
Total Time Deposits (Cost $205,000)		205,000
Total Investments (93.9%) (Cost $11,447,948) (e)		11,448,779
Other Assets in Excess of Liabilities (6.1%)		742,190
Net Assets (100.0%)		$12,190,969

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2025.

(e)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,158,000 and the aggregate gross unrealized depreciation is approximately $327,000, resulting in net unrealized appreciation of approximately $831,000.

‡  Amount is less than 0.05%.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	53.8%
Commercial Paper	23.3
Floating Rate Notes	15.9
Other*	7.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (48.1%)
Bank of America NA, (4.25%, dated 3/31/25, due 9/29/25; proceeds $459,669; fully collateralized by various U.S. Government agency securities, 2.00% - 3.50% due 11/1/40 - 8/1/51; valued at $463,500)	$450,000	$450,000
Bank of America NA, (4.25%, dated 4/16/25, due 10/15/25; proceeds $102,149; fully collateralized by various U.S. Government agency securities, 2.00% - 3.50% due 11/1/46 - 6/1/51; valued at $103,000)	100,000	100,000
Bank of America NA, (4.36%, dated 2/3/25, due 8/4/25; proceeds $255,511; fully collateralized by various U.S. Government agency securities, 2.00% - 3.50% due 8/1/40 - 5/1/49; valued at $257,500)	250,000	250,000
Bank of America NA, (4.34%, dated 2/28/25, due 8/29/25; proceeds $102,194; fully collateralized by various U.S. Government agency securities, 2.50% - 3.00% due 11/1/46 - 4/1/50; valued at $103,000)	100,000	100,000
Bank of America NA, (4.38%, dated 4/30/25, due 5/1/25; proceeds $550,067; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 12/1/41 - 10/1/51; valued at $566,500)	550,000	550,000
Bank of America NA, (4.40%, dated 1/13/25, due 7/15/25; proceeds $255,592; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 3/1/42 - 8/1/51; valued at $257,500)	250,000	250,000
Bank of America NA, (4.23%, dated 4/30/25, due 10/30/25; proceeds $408,601; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 6/1/42 - 10/1/51; valued at $412,000)	400,000	400,000
Bank of America NA, (4.25%, dated 4/10/25, due 10/9/25; proceeds $102,149; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 8/1/45 - 11/1/47; valued at $103,000)	100,000	100,000
Bank of America Securities, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $1,336,163; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 5/1/25 - 3/15/66; valued at $1,372,626)	1,336,000	1,336,000
Bank of America Securities, Inc., (4.41% (a), dated 4/14/25, due 10/14/25; proceeds $1,022,418; fully collateralized by various U.S. Government agency securities, 0.90% - 7.36% due 7/13/26 - 3/20/75; valued at $1,027,201) (Demand 5/7/25)	1,000,000	1,000,000
Bank of America Securities, Inc., (4.42% (a), dated 4/22/25, due 1/22/26; proceeds $1,033,764; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 9/30/25 - 2/20/75; valued at $1,029,993) (Demand 5/1/25)	1,000,000	1,000,000
	Face Amount (000)	Value (000)
Bank of America Securities, Inc., (4.28%, dated 1/16/25, due 7/16/25; proceeds $255,380; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 3/31/26 - 11/15/46; valued at $255,000) (Demand 5/7/25)	$250,000	$250,000
Bank of America Securities, Inc., (4.26%, dated 2/5/25, due 8/4/25; proceeds $255,325; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 6/17/25 - 8/15/39; valued at $255,000) (Demand 5/7/25)	250,000	250,000
Bank of Montreal, (4.35%, dated 3/20/25, due 5/8/25; proceeds $251,480; fully collateralized by various U.S. Government agency securities, 0.82% - 5.68% due 4/20/51 - 2/20/75; valued at $262,500) (Demand 5/7/25)	250,000	250,000
Bank of New York - Fixed Income Clearing Corp., (4.39%, dated 4/30/25, due 5/1/25; proceeds $2,000,244; fully collateralized by various U.S. Government agency securities, 1.50% - 8.00% due 5/1/27 - 4/1/55; valued at $2,040,000)	2,000,000	2,000,000
Bank of New York - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/1/25; proceeds $2,000,243; fully collateralized by various U.S. Government obligations, 0.63% - 4.13% due 10/15/27 - 8/15/44; valued at $2,040,000)	2,000,000	2,000,000
Barclays Bank PLC, (4.44% (a), dated 12/2/24, due 5/7/25; proceeds $1,223,088; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 7/25/27 - 8/16/63; valued at $1,264,646) (Demand 5/1/25)	1,200,000	1,200,000
BMO Capital Markets Corp., (4.35%, dated 3/20/25, due 5/8/25; proceeds $502,960; fully collateralized by various U.S. Government agency securities, 0.00% - 10.00% due 1/25/26 - 11/20/74; valued at $525,000) (Demand 5/7/25)	500,000	500,000
BMO Capital Markets Corp., (4.43%, dated 4/30/25, due 5/1/25; proceeds $250,031; fully collateralized by various U.S. Government agency securities, 0.00% - 9.50% due 10/16/42 - 5/20/74; valued at $262,500)	250,000	250,000
BMO Capital Markets Corp., (4.33%, dated 3/20/25, due 5/8/25; proceeds $603,536; fully collateralized by various U.S. Government agency securities, 1.30% - 9.11% due 9/1/26 - 1/25/50, U.S. Government obligation, 0.00% due 7/10/25; valued at $617,961) (Demand 5/7/25)	600,000	600,000
BMO Capital Markets Corp., (4.39%, dated 4/30/25, due 5/1/25; proceeds $200,024; fully collateralized by various U.S. Government agency securities, 4.26% - 8.86% due 9/1/28 - 5/25/50; valued at $206,000)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 4.38%, dated 4/30/25 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,067 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/20/65; valued at $566,166)	$210,000	$210,000
BNP Paribas SA, (4.53% (a), dated 3/23/21, due 6/30/25; proceeds $119,630; fully collateralized by various U.S. Government agency securities, 0.00% - 6.78% due 3/25/26 - 5/20/74; valued at $105,000) (Demand 5/1/25)	100,000	100,000
BNP Paribas SA, (4.53% (a), dated 4/8/20, due 6/4/25; proceeds $371,083; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 3/25/26 - 11/20/74, U.S. Government obligations, 0.00% - 0.13% due 7/31/25 - 10/15/25; valued at $314,224) (Demand 5/1/25)	300,000	300,000
BNP Paribas SA, (4.53% (a), dated 9/2/20, due 6/4/25; proceeds $121,845; fully collateralized by various U.S. Government agency securities, 0.00% - 7.32% due 7/25/26 - 10/20/74; valued at $104,455) (Demand 5/1/25)	100,000	100,000
BNP Paribas SA, (4.53% (a), dated 5/6/22, due 6/30/25; proceeds $457,934; fully collateralized by various U.S. Government agency securities, 0.00% - 9.00% due 12/25/26 - 12/20/74; valued at $417,517) (Demand 5/1/25)	400,000	400,000
BNP Paribas SA, (Interest in $1,100,000 joint repurchase agreement, 4.37%, dated 4/30/25 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,100,134 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/54; valued at $1,122,000)	700,000	700,000
BNP Paribas SA, (4.46% (a), dated 2/10/25, due 2/10/26; proceeds $261,305; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 5/15/25 - 11/15/53; valued at $255,000) (Demand 5/1/25)	250,000	250,000
BNP Paribas SA, (4.25%, dated 1/24/25, due 7/24/25; proceeds $1,532,052; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 7/17/25 - 11/15/53; valued at $1,530,000) (Demand 5/7/25)	1,500,000	1,500,000
	Face Amount (000)	Value (000)
BNP Paribas SA, (4.46% (a), dated 2/5/25, due 2/5/26; proceeds $627,132; fully collateralized by various U.S. Government obligations, 0.00% - 4.44% due 10/31/25 - 11/15/45; valued at $612,000) (Demand 5/1/25)	$600,000	$600,000
BNP Paribas SA, (4.45% (a), dated 3/18/25, due 3/18/26; proceeds $888,350; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 6/3/25 - 11/15/54; valued at $867,000) (Demand 5/1/25)	850,000	850,000
BNP Paribas SA, (4.46% (a), dated 2/21/25, due 2/20/26; proceeds $940,586; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 5/15/25 - 11/15/54; valued at $918,000) (Demand 5/1/25)	900,000	900,000
BNP Paribas SA, (4.46% (a), dated 2/13/25, due 2/13/26; proceeds $731,654; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 6/30/26 - 2/15/52; valued at $714,000) (Demand 5/1/25)	700,000	700,000
BNP Paribas SA, (4.14%, dated 4/23/25, due 10/23/25; proceeds $408,418; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 7/15/25 - 2/15/47; valued at $408,000) (Demand 5/7/25)	400,000	400,000
BNP Paribas SA, (4.48% (a), dated 5/13/24, due 5/13/25; proceeds $2,090,844; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 5/13/25 - 11/15/54; valued at $2,040,000) (Demand 5/1/25)	2,000,000	2,000,000
BNP Paribas SA, (4.46% (a), dated 4/23/25, due 4/23/26; proceeds $888,437; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 5/15/25 - 11/15/53; valued at $867,000) (Demand 5/1/25)	850,000	850,000
BNP Paribas SA, (4.27%, dated 2/28/25, due 8/12/25; proceeds $433,318; fully collateralized by various U.S. Government obligations, 0.00% - 5.50% due 5/15/25 - 11/15/54; valued at $433,500) (Demand 5/7/25)	425,000	425,000
BNP Paribas SA, (4.46% (a), dated 2/28/25, due 2/27/26; proceeds $444,166; fully collateralized by various U.S. Government obligations, 0.00% - 6.00% due 5/31/25 - 8/15/40; valued at $433,500) (Demand 5/1/25)	425,000	425,000
BNP Paribas SA, (4.37%, dated 4/30/25, due 5/1/25; proceeds $100,012; fully collateralized by various U.S. Government obligations, 0.88% - 3.50% due 9/30/26 - 9/30/29; valued at $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas Securities Corp. - Fixed Income Clearing Corp., (4.35%, dated 4/30/25, due 5/1/25; proceeds $100,012; fully collateralized by various U.S. Government obligations, 1.25% - 4.43% due 4/30/27 - 2/15/54; valued at $102,000)	$100,000	$100,000
BNP Paribas Securities Corp. - Fixed Income Clearing Corp., (4.37%, dated 4/30/25, due 5/1/25; proceeds $500,061; fully collateralized by various U.S. Government obligations, 3.13% - 4.63% due 7/31/29 - 2/15/35; valued at $510,000)	500,000	500,000
Canadian Imperial Bank of Commerce, (4.38%, dated 4/30/25, due 5/1/25; proceeds $300,037; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 4/1/35 - 9/1/61; valued at $309,000)	300,000	300,000
Canadian Imperial Bank of Commerce, (4.37%, dated 4/30/25, due 5/1/25; proceeds $200,024; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 6/17/25 - 11/15/54; valued at $204,000)	200,000	200,000
Citibank NA, (4.37%, dated 4/29/25, due 5/6/25; proceeds $500,425; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 2/1/26 - 5/1/55; valued at $515,000)	500,000	500,000
Citigroup Global Markets, Inc., (4.51%, dated 11/22/24, due 5/22/25; proceeds $204,535; fully collateralized by various U.S. Government agency securities, 2.50% - 7.00% due 4/20/54 - 5/20/54; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (4.34%, dated 1/16/25, due 7/16/25; proceeds $102,182; fully collateralized by various U.S. Government agency securities, 3.50% - 7.00% due 10/1/54 - 11/1/54; valued at $103,001)	100,000	100,000
Citigroup Global Markets, Inc., (4.39% (a), dated 4/17/25, due 10/17/25; proceeds $511,158; fully collateralized by various U.S. Government agency securities, 3.50% - 8.00% due 5/20/54 - 6/20/54; valued at $515,001) (Demand 5/1/25)	500,000	500,000
Citigroup Global Markets, Inc., (4.32%, dated 1/8/25, due 7/8/25; proceeds $204,344; fully collateralized by various U.S. Government agency securities, 4.00% - 7.50% due 10/1/54; valued at $206,001)	200,000	200,000
Citigroup Global Markets, Inc., (5.10%, dated 7/11/24, due 6/12/25; proceeds $523,800; fully collateralized by various U.S. Government agency securities, 4.50% - 6.50% due 10/1/54; valued at $515,001)	500,000	500,000
	Face Amount (000)	Value (000)
Citigroup Global Markets, Inc., (4.33%, dated 1/24/25, due 7/25/25; proceeds $204,378; fully collateralized by various U.S. Government agency securities, 4.50% - 7.00% due 10/1/54; valued at $206,001)	$200,000	$200,000
Citigroup Global Markets, Inc., (4.40%, dated 2/12/25, due 8/12/25; proceeds $204,424; fully collateralized by various U.S. Government agency securities, 4.50% - 7.50% due 10/1/54; valued at $206,001)	200,000	200,000
Citigroup Global Markets, Inc., (4.24%, dated 4/10/25, due 10/9/25; proceeds $102,144; fully collateralized by various U.S. Government agency securities, 5.00% - 6.50% due 10/1/54 - 11/1/54; valued at $103,001)	100,000	100,000
Citigroup Global Markets, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $250,030; fully collateralized by various U.S. Government agency securities, 5.00% - 8.00% due 7/20/54 - 8/20/54; valued at $257,501)	250,000	250,000
Citigroup Global Markets, Inc., (4.51%, dated 11/21/24, due 5/20/25; proceeds $102,255; fully collateralized by various U.S. Government agency securities, 5.50% - 7.00% due 5/20/54 - 7/15/54, U.S. Government obligation, 4.25% due 6/30/31; valued at $102,911)	100,000	100,000
Citigroup Global Markets, Inc., (4.51%, dated 11/12/24, due 5/12/25; proceeds $255,669; fully collateralized by various U.S. Government agency securities, 5.50% - 7.00% due 7/20/54 - 8/20/54; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (4.51%, dated 11/13/24, due 5/13/25; proceeds $255,669; fully collateralized by various U.S. Government agency securities, 5.50% - 7.00% due 7/20/54 - 8/20/54; valued at $257,501)	250,000	250,000
Citigroup Global Markets, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $550,067; fully collateralized by various U.S. Government obligations, 0.25% - 4.63% due 6/15/25 - 2/15/55; valued at $561,000)	550,000	550,000
Citigroup Global Markets, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $1,000,122; fully collateralized by various U.S. Government obligations, 0.38% - 6.50% due 11/15/26 - 12/31/28; valued at $1,020,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (4.36%, dated 4/29/25, due 5/6/25; proceeds $1,000,848; fully collateralized by various U.S. Government obligations, 0.50% - 4.25% due 8/31/27 - 12/31/28; valued at $1,020,000)	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (4.37% (a), dated 2/10/25, due 6/10/25; proceeds $405,827; fully collateralized by various U.S. Government obligations, 0.75% - 4.75% due 8/15/44 - 2/15/45; valued at $408,001) (Demand 5/1/25)	$400,000	$400,000
Credit Agricole Corporate and Investment Bank, (4.37%, dated 4/30/25, due 5/1/25; proceeds $10,001; fully collateralized by a U.S. Government obligation, 3.75% due 4/15/28; valued at $10,200)	10,000	10,000
Credit Agricole Corporate and Investment Bank, (4.32%, dated 3/20/25, due 5/8/25; proceeds $100,588; fully collateralized by a U.S. Government obligation, 4.00% due 1/15/27; valued at $102,000) (Demand 5/7/25)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (Interest in $300,000 joint repurchase agreement, 4.37%, dated 4/30/25 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $300,036 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 12/31/30; valued at $306,000)	300,000	300,000
Credit Agricole Corporate and Investment Bank, (4.32%, dated 3/20/25, due 5/8/25; proceeds $603,528; fully collateralized by various U.S. Government obligations, 1.38% - 5.00% due 10/31/25 - 11/15/31; valued at $612,000) (Demand 5/7/25)	600,000	600,000
Credit Agricole Securities (USA), Inc. - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/1/25; proceeds $300,037; fully collateralized by a U.S. Government obligation, 3.63% due 8/31/29; valued at $306,000)	300,000	300,000
Daiwa Capital Markets America, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $1,250,152; fully collateralized by various U.S. Government agency securities, 1.50% - 7.83% due 10/1/27 - 5/1/55, U.S. Government obligations, 0.00% - 3.00% due 6/5/25 - 5/15/47; valued at $1,287,645)	1,250,000	1,250,000
Daiwa Capital Markets America, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $300,036; fully collateralized by various U.S. Government obligations, 0.13% - 4.88% due 11/30/25 - 2/15/48; valued at $306,037)	300,000	300,000
Deutsche Bank Securities, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $250,030; fully collateralized by various U.S. Government obligations, 4.13% - 4.38% due 1/31/27 - 11/30/28; valued at $255,000)	250,000	250,000
	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $250,030; fully collateralized by various U.S. Government obligations, 4.25% - 4.38% due 11/30/28 - 11/15/34; valued at $255,000)	$250,000	$250,000
Goldman Sachs & Co. LLC, (4.37%, dated 4/30/25, due 5/1/25; proceeds $1,000,121; fully collateralized by various U.S. Government obligations, 1.25% - 3.88% due 12/31/27 - 5/15/41; valued at $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $350,042; fully collateralized by various U.S. Government obligations, 0.00% - 5.25% due 11/30/27 - 8/15/54; valued at $357,043)	350,000	350,000
JP Morgan Securities LLC, (4.37%, dated 4/30/25, due 5/1/25; proceeds $300,036; fully collateralized by a U.S. Government obligation, 0.13% due 4/15/26; valued at $306,037)	300,000	300,000
JP Morgan Securities LLC, (4.36%, dated 4/30/25, due 5/1/25; proceeds $1,000,121; fully collateralized by a U.S. Government obligation, 2.13% due 4/15/29; valued at $1,020,124)	1,000,000	1,000,000
JP Morgan Securities LLC, (4.52% (a), dated 4/28/22, due 7/30/25; proceeds $344,786; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 10/25/29 - 7/16/64; valued at $316,183) (Demand 5/1/25)	300,000	300,000
JP Morgan Securities LLC, (4.52% (a), dated 5/23/22, due 7/30/25; proceeds $573,073; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 5/15/26 - 4/16/67; valued at $526,971) (Demand 5/1/25)	500,000	500,000
JP Morgan Securities LLC, (4.52% (a), dated 8/17/21, due 7/30/25; proceeds $1,328,824; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 7/25/28 - 12/16/66; valued at $1,185,685) (Demand 5/1/25)	1,125,000	1,125,000
JP Morgan Securities LLC, (4.38% (a), dated 3/13/25, due 5/7/25; proceeds $1,258,365; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 4/20/26 - 4/20/65; valued at $1,290,081) (Demand 5/1/25)	1,250,000	1,250,000
JP Morgan Securities LLC, (4.52% (a), dated 6/1/22, due 7/30/25; proceeds $572,508; fully collateralized by various U.S. Government agency securities, 0.00% - 8.80% due 10/25/27 - 6/16/65; valued at $526,971) (Demand 5/1/25)	500,000	500,000
JP Morgan Securities LLC, (4.37%, dated 4/30/25, due 5/1/25; proceeds $250,030; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 7/1/43 - 9/1/62; valued at $257,531)	250,000	250,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (4.37% (a), dated 3/6/25, due 5/7/25; proceeds $1,259,408; fully collateralized by various U.S. Government obligations, 0.13% - 2.00% due 10/15/25 - 1/15/26; valued at $1,279,633) (Demand 5/1/25)	$1,250,000	$1,250,000
JP Morgan Securities, Inc. - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/1/25; proceeds $7,350,894; fully collateralized by various U.S. Government agency securities, 1.40% - 8.50% due 5/20/26 - 12/15/66; valued at $7,571,421)	7,350,000	7,350,000
Mizuho Securities USA LLC, (4.37%, dated 4/30/25, due 5/1/25; proceeds $200,024; fully collateralized by various U.S. Government obligations, 2.25% - 4.25% due 11/15/27 - 2/15/33; valued at $204,000)	200,000	200,000
MUFG Securities Americas, Inc., (4.43%, dated 4/30/25, due 5/1/25; proceeds $150,018; fully collateralized by various U.S. Government agency securities, 0.00% - 5.75% due 8/25/35 - 3/25/55; valued at $157,519)	150,000	150,000
MUFG Securities Americas, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $200,024; fully collateralized by various U.S. Government agency securities, 1.04% - 6.50% due 12/20/25 - 11/20/54; valued at $205,347)	200,000	200,000
MUFG Securities Americas, Inc., (4.40%, dated 4/30/25, due 5/1/25; proceeds $70,009; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 1/20/37 - 5/15/60; valued at $72,109)	70,000	70,000
MUFG Securities Americas, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $555,067; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 6/24/25 - 5/15/53; valued at $566,169)	555,000	555,000
MUFG Securities Canada Ltd., (4.38%, dated 4/30/25, due 5/1/25; proceeds $2,000,243; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 8/26/26 - 3/15/60, U.S. Government obligations, 0.00% - 4.63% due 5/15/25 - 11/15/54; valued at $2,055,207)	2,000,000	2,000,000
Natixis SA, (Interest in $1,900,000 joint repurchase agreement, 4.38%, dated 4/30/25 under which Natixis SA, will repurchase the securities provided as collateral for $1,900,231 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/55; valued at $1,945,109)	1,900,000	1,900,000
Natixis SA, (4.41% (a), dated 12/8/21, due 5/7/25; proceeds $86,448; fully collateralized by various U.S. Government agency securities, 1.62% - 8.09% due 3/25/42 - 6/25/54; valued at $78,750) (Demand 5/1/25)	75,000	75,000
	Face Amount (000)	Value (000)
Natixis SA, (4.33%, dated 3/20/25, due 5/8/25; proceeds $2,011,787; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 2/1/37 - 5/1/55, U.S. Government obligations, 0.00% - 6.00% due 5/15/25 - 11/15/54; valued at $2,052,375) (Demand 5/7/25)	$2,000,000	$2,000,000
Natixis SA, (4.32%, dated 1/29/25, due 7/29/25; proceeds $204,344; fully collateralized by various U.S. Government agency securities, 2.15% - 7.00% due 7/13/40 - 5/1/55, U.S. Government obligations, 0.00% - 4.50% due 6/17/25 - 11/15/54; valued at $204,221)	200,000	200,000
Natixis SA, (4.23%, dated 4/25/25, due 10/24/25; proceeds $102,139; fully collateralized by various U.S. Government agency securities, 3.00% - 7.00% due 5/1/51 - 5/1/55, U.S. Government obligations, 0.00% - 4.13% due 5/31/25 - 8/15/40; valued at $102,050)	100,000	100,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 4.37%, dated 4/30/25 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,219 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/54; valued at $1,836,000)	700,000	700,000
NatWest Markets Securities, Inc., (4.37%, dated 4/29/25, due 5/6/25; proceeds $950,807; fully collateralized by various U.S. Government agency securities, 0.60% - 6.50% due 6/16/25 - 6/1/62; valued at $979,045)	950,000	950,000
NatWest Markets Securities, Inc., (4.33%, dated 4/24/25, due 5/1/25; proceeds $250,210; fully collateralized by various U.S. Government agency securities, 4.50% - 5.50% due 6/1/49 - 8/1/53; valued at $257,717)	250,000	250,000
NatWest Markets Securities, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $850,103; fully collateralized by various U.S. Government agency securities, 4.50% - 6.50% due 9/1/48 - 7/1/54; valued at $875,607)	850,000	850,000
NatWest Markets Securities, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $300,036; fully collateralized by various U.S. Government obligations, 0.63% - 4.63% due 6/30/25 - 3/31/32; valued at $306,037)	300,000	300,000
NatWest Markets Securities, Inc., (4.35%, dated 4/29/25, due 5/6/25; proceeds $250,211; fully collateralized by various U.S. Government obligations, 1.50% - 4.63% due 3/15/26 - 7/31/31; valued at $255,216)	250,000	250,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Nomura Securities International, Inc., (4.38%, dated 4/30/25, due 5/1/25; proceeds $1,000,122; fully collateralized by various U.S. Government agency securities, 0.62% - 6.50% due 7/21/25 - 1/1/58, U.S. Government obligations, 0.00% - 4.88% due 8/15/25 - 11/15/46; valued at $1,020,418)	$1,000,000	$1,000,000
Norinchukin Bank (New York Branch), (4.33%, dated 4/24/25, due 5/1/25; proceeds $500,421; fully collateralized by various U.S. Government obligations, 3.63% - 3.88% due 8/15/33 - 2/15/53; valued at $510,000)	500,000	500,000
Northern Trust Co. - Fixed Income Clearing Corp., (4.36%, dated 4/30/25, due 5/1/25; proceeds $700,085; fully collateralized by various U.S. Government obligations, 0.63% - 4.38% due 7/31/26 - 9/30/26; valued at $714,000)	700,000	700,000
Northwestern Mutual Life Insurance Company, (4.39%, dated 4/30/25, due 5/1/25; proceeds $1,000,122; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 12/1/39 - 8/1/53; valued at $1,030,000)	1,000,000	1,000,000
Prudential Legacy Insurance Co. of New Jersey, (4.41%, dated 4/30/25, due 5/1/25; proceeds $705,276; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 11/30/31 - 11/15/53; valued at $719,294)	705,190	705,190
RBC Dominion Securities, (4.37%, dated 4/30/25, due 5/1/25; proceeds $100,012; fully collateralized by various U.S. Government obligations, 0.00% due 2/15/43 - 8/15/50; valued at $102,000)	100,000	100,000
Royal Bank of Canada, (4.18%, dated 3/6/25, due 9/30/25; proceeds $1,024,151; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 12/1/28 - 5/1/55; valued at $1,030,000) (Demand 5/7/25)	1,000,000	1,000,000
Royal Bank of Canada, (4.17%, dated 3/20/25, due 10/31/25; proceeds $513,031; fully collateralized by various U.S. Government agency securities, 1.69% - 7.00% due 7/1/28 - 4/1/55; valued at $515,000) (Demand 5/7/25)	500,000	500,000
Royal Bank of Canada, (4.20%, dated 3/13/25, due 9/30/25; proceeds $1,023,450; fully collateralized by various U.S. Government agency securities, 1.90% - 7.00% due 12/1/27 - 5/1/55; valued at $1,030,000) (Demand 5/7/25)	1,000,000	1,000,000
Royal Bank of Canada, (4.27%, dated 2/28/25, due 9/2/25; proceeds $1,022,062; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 8/1/50 - 5/1/53, U.S. Government obligations, 0.38% - 4.88% due 5/31/25 - 2/15/45; valued at $1,023,905) (Demand 5/7/25)	1,000,000	1,000,000
	Face Amount (000)	Value (000)
Royal Bank of Canada, (4.26%, dated 2/5/25, due 9/2/25; proceeds $1,024,732; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 5/1/42 - 7/1/54; valued at $1,030,000) (Demand 5/7/25)	$1,000,000	$1,000,000
Royal Bank of Canada, (4.28%, dated 2/25/25, due 9/2/25; proceeds $511,235; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 11/1/34 - 5/1/58; valued at $515,000) (Demand 5/7/25)	500,000	500,000
Royal Bank of Canada, (4.15%, dated 4/23/25, due 10/31/25; proceeds $511,009; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 7/1/32 - 3/1/63; valued at $515,000) (Demand 5/7/25)	500,000	500,000
Royal Bank of Canada, (4.27%, dated 2/4/25, due 7/31/25; proceeds $1,020,994; fully collateralized by various U.S. Government obligations, 1.13% - 6.88% due 8/15/25 - 2/15/55; valued at $1,020,000) (Demand 5/7/25)	1,000,000	1,000,000
Royal Bank of Canada, (4.29%, dated 2/24/25, due 9/2/25; proceeds $511,321; fully collateralized by various U.S. Government obligations, 3.75% - 4.88% due 4/30/26 - 12/31/28; valued at $510,000) (Demand 5/7/25)	500,000	500,000
Santander U.S. Capital Markets LLC, (4.43%, dated 4/30/25, due 5/1/25; proceeds $250,031; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 1/25/28 - 12/16/66; valued at $262,500)	250,000	250,000
Santander U.S. Capital Markets LLC, (4.38%, dated 4/30/25, due 5/1/25; proceeds $250,030; fully collateralized by various U.S. Government agency securities, 0.00% - 7.13% due 5/5/25 - 11/29/44, U.S. Government obligations, 0.13% - 4.42% due 12/31/25 - 3/31/30; valued at $255,000)	250,000	250,000
Santander U.S. Capital Markets LLC, (4.37%, dated 4/30/25, due 5/1/25; proceeds $300,036; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 7/8/25 - 10/31/31; valued at $306,000)	300,000	300,000
State Street Bank - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/1/25; proceeds $1,000; fully collateralized by a U.S. Government obligation, 1.38% due 8/15/50; valued at $1,020)	1,000	1,000
State Street Bank - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/1/25; proceeds $2,000,243; fully collateralized by various U.S. Government obligations, 1.13% - 4.75% due 1/31/32 - 2/15/55; valued at $2,040,000)	2,000,000	2,000,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Sumitomo Mitsui Banking Corp., (4.37%, dated 4/30/25, due 5/1/25; proceeds $140,017; fully collateralized by various U.S. Government obligations, 0.50% - 4.00% due 2/15/26 - 8/15/49; valued at $142,817)	$140,000	$140,000
TD Securities USA LLC, (4.39%, dated 4/30/25, due 5/1/25; proceeds $500,061; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 8/1/42 - 1/1/59; valued at $515,000)	500,000	500,000
TD Securities USA LLC, (4.38%, dated 4/30/25, due 5/1/25; proceeds $90,011; fully collateralized by various U.S. Government obligations, 0.88% - 4.13% due 9/30/26 - 8/31/28; valued at $91,800)	90,000	90,000
Teacher Retirement System of Texas, (4.46%, dated 5/1/25, due 5/2/25; proceeds $950,883; (b)	950,764	950,764
Teacher Retirement System of Texas, (4.44%, dated 4/30/25, due 5/1/25; proceeds $950,701; fully collateralized by various U.S. Government obligations, 1.38% - 4.75% due 11/15/40 - 11/15/53; valued at $969,596)	950,584	950,584
Wells Fargo Bank NA, (4.38%, dated 4/30/25, due 5/1/25; proceeds $800,097; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 2/1/29 - 6/1/56; valued at $824,000)	800,000	800,000
Wells Fargo Bank NA, (4.33%, dated 4/24/25, due 5/1/25; proceeds $1,000,842; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 1/1/27 - 6/1/56; valued at $1,030,000)	1,000,000	1,000,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.37%, dated 4/30/25, due 5/1/25; proceeds $1,000,121; fully collateralized by a U.S. Government obligation, 3.75% due 4/30/27; valued at $1,020,000)	1,000,000	1,000,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.37%, dated 4/30/25, due 5/1/25; proceeds $200,024; fully collateralized by a U.S. Government obligation, 3.75% due 4/30/27; valued at $204,000)	200,000	200,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.38%, dated 4/28/25, due 5/5/25; proceeds $1,001; fully collateralized by a U.S. Government obligation, 4.13% due 3/31/29; valued at $1,020)	1,000	1,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/14/25; proceeds $100,170; fully collateralized by various U.S. Government obligations, 1.88% - 4.75% due 2/15/41 - 5/15/54; valued at $102,000)	100,000	100,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (Interest in $3,400,000 joint repurchase agreement, 4.38%, dated 4/30/25 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,400,414 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/20/55; valued at $3,502,000)	$2,954,000	$2,954,000
Total Repurchase Agreements (Cost $83,023,538)		83,023,538
U.S. Agency Securities (13.4%)
Federal Farm Credit Bank,
4.15%, 10/30/25 (c)	22,000	21,548
4.18%, 9/15/25 (c)	194,000	190,973
4.23%, 7/11/25 (c)	49,000	48,596
Federal Reserve Bank Prime Loan Rate - 3.01%, 4.40%, 11/24/26 (a)	96,000	96,000
SOFR + 0.08%, 4.44%, 4/9/27 (a)	289,000	288,947
Federal Reserve Bank Prime Loan Rate - 3.04%, 4.46%, 5/21/26 - 5/28/26 (a)	241,000	241,000
SOFR + 0.13%, 4.49%, 4/29/27 - 5/5/27 (a)(b)	390,000	390,000
SOFR + 0.14%, 4.50%, 9/9/26 - 11/4/26 (a)	710,000	710,000
Federal Reserve Bank Prime Loan Rate - 2.99%, 4.51%, 6/18/26 - 10/2/26 (a)	147,000	147,000
SOFR + 0.15%, 4.51%, 11/13/26 - 12/4/26 (a)	979,000	979,000
SOFR + 0.16%, 4.52%, 5/2/25 - 11/14/25 (a)	459,015	459,015
SOFR + 0.17%, 4.53%, 1/9/26 (a)	711,000	711,000
5.04%, 6/26/25 (c)	47,000	46,649
5.13%, 5/9/25	23,695	23,695
5.13%, 5/29/25 (c)	47,000	46,821
Federal Home Loan Bank,
4.17%, 10/2/25 (c)	195,000	191,597
4.19%, 9/11/25 (c)	306,000	301,342
4.22%, 12/26/25 (c)	493,000	479,679
4.23%, 6/26/25 - 8/7/25 (c)	416,000	412,353
4.24%, 7/30/25 - 8/15/25 (c)	2,143,000	2,119,302
4.25%, 6/23/25 - 7/23/25 (c)	1,235,000	1,224,955
4.36%, 5/20/25 - 12/15/25 (a)	4,335,000	4,335,000
SOFR + 0.01%, 4.37%, 6/11/25 - 9/10/25 (a)	3,723,000	3,723,000
SOFR + 0.14%, 4.50%, 7/16/26 - 12/11/26 (a)	2,368,000	2,368,000
SOFR + 0.16%, 4.52%, 8/20/26 (a)	286,000	286,000
SOFR + 0.17%, 4.53%, 8/20/26 (a)	722,000	722,000
SOFR + 0.18%, 4.54%, 9/18/26 - 12/16/26 (a)	1,513,000	1,513,000
SOFR + 0.19%, 4.55%, 9/24/26 - 12/18/26 (a)	968,000	968,000
Tennessee Valley Authority,
0.75%, 5/15/25	65,314	65,205
Total U.S. Agency Securities (Cost $23,109,677)		23,109,677

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (36.0%)
U.S. Treasury Bill,
3.65%, 3/19/26 (d)	$386,400	$372,774
3.99%, 4/16/26 (d)	585,000	563,244
4.16%, 10/9/25 (d)	1,867,000	1,833,434
4.19%, 10/23/25 (d)	1,835,000	1,798,874
4.20%, 10/16/25 (d)	1,387,000	1,360,711
4.22%, 9/11/25 - 10/2/25 (d)	4,495,000	4,421,599
4.23%, 9/25/25 (d)	1,379,200	1,356,173
4.24%, 2/19/26 (d)	521,000	503,754
4.25%, 9/18/25 (d)	1,800,000	1,771,302
4.26%, 9/4/25 (d)	906,000	892,963
4.28%, 12/26/25 (d)	1,015,000	987,468
4.29%, 7/3/25 - 7/10/25 (d)	6,150,000	6,103,040
4.30%, 7/15/25 (d)	1,514,000	1,500,813
4.31%, 5/13/25 - 10/30/25 (b)(d)	2,243,650	2,215,175
4.32%, 7/1/25 (d)	3,085,000	3,063,053
4.39%, 11/28/25 (d)	373,000	363,840
4.42%, 5/8/25 (d)	1,151,000	1,150,045
4.46%, 6/5/25 (d)	769,000	765,781
4.47%, 5/22/25 (d)	1,132,000	1,129,153
4.49%, 5/1/25 - 5/29/25 (d)	5,697,000	5,684,530
4.70%, 5/15/25 (d)	2,914,000	2,908,883
5.16%, 6/12/25 (d)	798,000	793,426
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	299,000	296,209
0.38%, 12/31/25 - 1/31/26	1,144,000	1,112,840
0.75%, 3/31/26	310,000	300,547
1.63%, 2/15/26	437,000	428,052
2.25%, 11/15/25	314,000	310,655
2.63%, 12/31/25	316,000	312,693
2.75%, 5/15/25	303,667	303,395
2.88%, 6/15/25	121,000	120,681
3.13%, 8/15/25	118,000	117,436
3.88%, 1/15/26	1,327,000	1,323,432
4.00%, 12/15/25	305,000	304,310
4.25%, 5/31/25 - 12/31/25	819,000	818,957
3 Month Treasury Money Market Yield + 0.10%, 4.37%, 1/31/27 (a)	2,862,000	2,862,304
3 Month Treasury Money Market Yield + 0.15%, 4.42%, 4/30/26 (a)	1,037,000	1,036,996
3 Month Treasury Money Market Yield + 0.16%, 4.43%, 4/30/27 (a)	1,076,000	1,076,022
3 Month Treasury Money Market Yield + 0.17%, 4.44%, 10/31/25 (a)	496,000	496,131
3 Month Treasury Money Market Yield + 0.18%, 4.45%, 7/31/26 (a)	2,979,850	2,977,721
3 Month Treasury Money Market Yield + 0.21%, 4.48%, 10/31/26 (a)	3,864,000	3,866,064
4.50%, 11/15/25	177,000	177,262
	Face Amount (000)	Value (000)
3 Month Treasury Money Market Yield + 0.25%, 4.52%, 1/31/26 (a)	$635,000	$635,236
4.63%, 2/28/26 - 3/15/26	788,000	790,313
4.88%, 11/30/25	429,000	430,306
5.00%, 9/30/25 - 10/31/25	517,000	518,509
Total U.S. Treasury Securities (Cost $62,156,106)		62,156,106
Total Investments (97.5%) (Cost $168,289,321) (e)(f)		168,289,321
Other Assets in Excess of Liabilities (2.5%)		4,271,177
Net Assets (100.0%)		$172,560,498

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  Rate shown is the yield to maturity at April 30, 2025.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	49.3%
U.S. Treasury Securities	37.0
U.S. Agency Securities	13.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (27.5%)
Federal Farm Credit Bank,
4.15%, 10/30/25 (a)	$2,000	$1,959
4.18%, 9/15/25 (a)	5,000	4,922
4.23%, 7/11/25 (a)	1,000	992
4.25%, 5/7/25 (a)	145,000	144,898
Federal Reserve Bank Prime Loan Rate - 3.01%, 4.40%, 11/24/26 (b)	3,000	3,000
SOFR + 0.08%, 4.44%, 4/9/27 (b)	9,000	8,998
Federal Reserve Bank Prime Loan Rate - 3.04%, 4.46%, 5/21/26 - 5/28/26 (b)	7,000	7,000
SOFR + 0.13%, 4.49%, 4/29/27 - 5/5/27 (b)(c)	32,000	32,000
SOFR + 0.14%, 4.50%, 9/9/26 - 11/4/26 (b)	19,000	19,000
Federal Reserve Bank Prime Loan Rate - 2.99%, 4.51%, 10/2/26 (b)	2,000	2,000
SOFR + 0.15%, 4.51%, 11/13/26 - 12/4/26 (b)	17,000	17,000
SOFR + 0.16%, 4.52%, 5/2/25 - 11/14/25 (b)	15,960	15,960
SOFR + 0.17%, 4.53%, 1/9/26 (b)	25,000	25,000
5.04%, 6/26/25 (a)	2,000	1,985
5.13%, 5/9/25	1,000	1,000
5.13%, 5/29/25 (a)	2,000	1,992
Federal Home Loan Bank,
4.17%, 10/2/25 (a)	4,000	3,930
4.19%, 9/11/25 (a)	10,000	9,848
4.22%, 12/26/25 (a)	6,000	5,838
4.23%, 6/26/25 - 8/7/25 (a)	9,000	8,913
4.24%, 7/30/25 - 8/15/25 (a)	62,000	61,313
4.25%, 5/7/25 - 7/23/25 (a)	128,000	127,688
4.26%, 5/1/25 - 5/15/25 (a)	416,000	415,644
4.36%, 5/20/25 - 12/15/25 (b)	92,000	92,000
SOFR + 0.01%, 4.37%, 6/11/25 - 9/10/25 (b)	211,000	211,000
SOFR + 0.14%, 4.50%, 7/16/26 - 7/22/26 (b)	20,000	20,000
SOFR + 0.16%, 4.52%, 8/20/26 (b)	12,000	12,000
SOFR + 0.17%, 4.53%, 8/20/26 (b)	12,000	12,000
SOFR + 0.18%, 4.54%, 9/18/26 - 12/16/26 (b)	30,000	30,000
SOFR + 0.19%, 4.55%, 9/24/26 - 12/18/26 (b)	26,000	26,000
Tennessee Valley Authority,
0.75%, 5/15/25	43,067	43,007
Total U.S. Agency Securities (Cost $1,366,887)		1,366,887
U.S. Treasury Securities (72.1%)
U.S. Treasury Bill,
3.80%, 3/19/26 (d)	12,800	12,349
3.99%, 4/16/26 (d)	22,000	21,182
4.16%, 10/9/25 (d)	59,000	57,939
4.19%, 10/23/25 (d)	47,000	46,076
4.21%, 10/16/25 (d)	55,000	53,957
4.22%, 9/11/25 - 10/2/25 (d)	137,000	134,762
4.23%, 9/25/25 (d)	43,800	43,068
4.24%, 5/1/25 - 2/19/26 (d)	211,000	210,503
4.25%, 9/4/25 - 9/18/25 (d)	77,000	75,811
4.28%, 12/26/25 (d)	14,000	13,622
4.29%, 7/8/25 (d)	27,000	26,787
4.30%, 5/13/25 - 7/15/25 (d)	330,000	328,527
4.31%, 5/20/25 - 10/30/25 (c)(d)	650,590	647,984
	Face Amount (000)	Value (000)
4.32%, 5/27/25 - 7/1/25 (d)	$663,000	$660,396
4.33%, 6/5/25 (d)	242,000	241,001
4.34%, 5/8/25 (d)	193,000	192,840
4.39%, 11/28/25 (d)	10,000	9,755
4.47%, 5/22/25 (d)	36,000	35,910
4.49%, 5/29/25 (d)	52,000	51,825
4.70%, 5/15/25 (d)	96,000	95,829
5.16%, 6/12/25 (d)	27,000	26,845
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	10,000	9,907
0.38%, 12/31/25 - 1/31/26	17,000	16,548
0.75%, 3/31/26	8,000	7,756
1.63%, 2/15/26	11,000	10,775
2.25%, 11/15/25	10,000	9,893
2.63%, 12/31/25	10,000	9,895
2.75%, 5/15/25	11,833	11,823
2.88%, 6/15/25	4,000	3,989
3.13%, 8/15/25	4,000	3,981
3.88%, 1/15/26	39,000	38,895
4.00%, 12/15/25	10,000	9,977
4.25%, 5/31/25 - 12/31/25	23,000	22,998
3 Month Treasury Money Market Yield + 0.10%, 4.37%, 1/31/27 (b)	76,000	76,009
3 Month Treasury Money Market Yield + 0.15%, 4.42%, 4/30/26 (b)	39,000	39,000
3 Month Treasury Money Market Yield + 0.16%, 4.43%, 4/30/27 (b)	29,000	29,001
3 Month Treasury Money Market Yield + 0.17%, 4.44%, 10/31/25 (b)	19,000	19,005
3 Month Treasury Money Market Yield + 0.18%, 4.45%, 7/31/26 (b)	100,000	99,925
3 Month Treasury Money Market Yield + 0.21%, 4.48%, 10/31/26 (b)	91,000	91,043
4.50%, 11/15/25	6,000	6,009
3 Month Treasury Money Market Yield + 0.25%, 4.52%, 1/31/26 (b)	28,000	28,013
4.63%, 2/28/26 - 3/15/26	18,000	18,052
4.88%, 11/30/25	11,000	11,034
5.00%, 9/30/25 - 10/31/25	17,000	17,050
Total U.S. Treasury Securities (Cost $3,577,546)		3,577,546
Total Investments (99.6%) (Cost $4,944,433) (e)(f)		4,944,433
Other Assets in Excess of Liabilities (0.4%)		18,033
Net Assets (100.0%)		$4,962,466
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Government Securities Portfolio

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Rate shown is the yield to maturity at April 30, 2025.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	72.4%
U.S. Agency Securities	27.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (56.5%)
Bank of America Securities, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $990,120; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 2/15/29 - 5/15/53; valued at $1,009,800)	$990,000	$990,000
Bank of America Securities, Inc., (4.28%, dated 1/16/25, due 7/16/25; proceeds $255,380; fully collateralized by various U.S. Government obligations, 0.00% - 4.37% due 10/31/26 - 11/15/51; valued at $255,000) (Demand 5/7/25)	250,000	250,000
Bank of America Securities, Inc., (4.26%, dated 2/5/25, due 8/4/25; proceeds $255,325; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 5/15/27 - 8/15/51; valued at $255,000) (Demand 5/7/25)	250,000	250,000
BNP Paribas SA, (Interest in $1,100,000 joint repurchase agreement, 4.37%, dated 4/30/25 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,100,134 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/54; valued at $1,122,000)	400,000	400,000
BNP Paribas SA, (4.25%, dated 1/24/25, due 7/24/25; proceeds $510,684; fully collateralized by various U.S. Government obligations, 0.00% - 1.63% due 7/15/25 - 5/15/34; valued at $510,000) (Demand 5/7/25)	500,000	500,000
BNP Paribas SA, (4.45% (a), dated 3/18/25, due 3/18/26; proceeds $156,768; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 6/24/25 - 11/15/52; valued at $153,000) (Demand 5/1/25)	150,000	150,000
BNP Paribas SA, (4.27%, dated 2/28/25, due 8/12/25; proceeds $76,468; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 2/28/26 - 2/15/39; valued at $76,500) (Demand 5/7/25)	75,000	75,000
BNP Paribas SA, (4.46% (a), dated 2/10/25, due 2/10/26; proceeds $261,305; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 1/15/26 - 11/15/45; valued at $255,000) (Demand 5/1/25)	250,000	250,000
BNP Paribas SA, (4.46% (a), dated 2/5/25, due 2/5/26; proceeds $156,783; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 6/10/25 - 11/15/42; valued at $153,000) (Demand 5/1/25)	150,000	150,000
	Face Amount (000)	Value (000)
BNP Paribas SA, (4.46% (a), dated 2/28/25, due 2/27/26; proceeds $78,382; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 9/15/25 - 2/15/51; valued at $76,500) (Demand 5/1/25)	$75,000	$75,000
BNP Paribas SA, (4.46% (a), dated 2/13/25, due 2/13/26; proceeds $313,566; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 6/3/25 - 2/15/54; valued at $306,000) (Demand 5/1/25)	300,000	300,000
BNP Paribas SA, (4.46% (a), dated 2/21/25, due 2/20/26; proceeds $104,510; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 5/15/25 - 8/15/54; valued at $102,000) (Demand 5/1/25)	100,000	100,000
BNP Paribas SA, (4.46% (a), dated 4/23/25, due 4/23/26; proceeds $156,783; fully collateralized by various U.S. Government obligations, 0.25% - 4.00% due 8/31/25 - 2/28/30; valued at $153,000) (Demand 5/1/25)	150,000	150,000
BNP Paribas SA, (4.14%, dated 4/23/25, due 10/23/25; proceeds $102,105; fully collateralized by various U.S. Government obligations, 0.50% - 3.50% due 9/30/26 - 5/31/27; valued at $102,000) (Demand 5/7/25)	100,000	100,000
BNP Paribas Securities Corp. - Fixed Income Clearing Corp., (4.35%, dated 4/30/25, due 5/1/25; proceeds $400,048; fully collateralized by various U.S. Government obligations, 3.63% - 4.50% due 8/15/27 - 2/15/34; valued at $408,000)	400,000	400,000
Citigroup Global Markets, Inc., (4.41%, dated 12/5/24, due 6/3/25; proceeds $255,513; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 6/24/25 - 4/30/32; valued at $255,000)	250,000	250,000
Citigroup Global Markets, Inc., (4.32%, dated 1/10/25, due 7/10/25; proceeds $102,172; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 6/24/25 - 4/30/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.32%, dated 1/24/25, due 7/25/25; proceeds $102,184; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 6/24/25 - 4/30/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.23%, dated 4/10/25, due 10/9/25; proceeds $102,139; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 6/24/25 - 4/30/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.50%, dated 11/21/24, due 5/20/25; proceeds $102,250; fully collateralized by various U.S. Government obligations, 0.50% - 4.13% due 8/31/27 - 11/15/27; valued at $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $1,500,182; fully collateralized by various U.S. Government obligations, 0.50% - 5.25% due 10/15/27 - 12/31/28; valued at $1,530,000)	$1,500,000	$1,500,000
Citigroup Global Markets, Inc., (4.50%, dated 11/13/24, due 5/13/25; proceeds $102,263; fully collateralized by various U.S. Government obligations, 0.63% - 6.63% due 2/15/27 - 4/15/27; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.37% (a), dated 2/10/25, due 6/10/25; proceeds $202,913; fully collateralized by various U.S. Government obligations, 0.75% - 4.75% due 8/15/44 - 2/15/45; valued at $204,000) (Demand 5/1/25)	200,000	200,000
Citigroup Global Markets, Inc., (4.38% (a), dated 4/17/25, due 10/17/25; proceeds $511,133; fully collateralized by various U.S. Government obligations, 1.13% - 6.75% due 6/15/26 - 12/31/28; valued at $510,000) (Demand 5/1/25)	500,000	500,000
Citigroup Global Markets, Inc., (4.50%, dated 11/22/24, due 5/22/25; proceeds $255,656; fully collateralized by various U.S. Government obligations, 1.38% - 6.75% due 8/15/26 - 12/31/28; valued at $255,000)	250,000	250,000
Credit Agricole Corporate and Investment Bank, (4.32%, dated 3/20/25, due 5/8/25; proceeds $201,176; fully collateralized by a U.S. Government obligation, 4.13% due 3/31/32; valued at $204,000) (Demand 5/7/25)	200,000	200,000
Credit Agricole Corporate and Investment Bank, (4.31%, dated 1/8/25, due 7/8/25; proceeds $204,334; fully collateralized by various U.S. Government obligations, 2.75% - 4.13% due 3/31/32 - 8/15/32; valued at $204,000)	200,000	200,000
Credit Agricole Corporate and Investment Bank, (4.32%, dated 3/20/25, due 5/8/25; proceeds $402,352; fully collateralized by various U.S. Government obligations, 4.00% - 4.38% due 7/15/27 - 1/31/31; valued at $408,000) (Demand 5/7/25)	400,000	400,000
Credit Agricole Securities (USA), Inc. - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/1/25; proceeds $200,024; fully collateralized by various U.S. Government obligations, 3.63% - 4.50% due 8/31/29 - 12/31/31; valued at $204,000)	200,000	200,000
Deutsche Bank Securities, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $130,016; fully collateralized by various U.S. Government obligations, 2.75% - 6.25% due 8/15/29 - 5/15/49; valued at $132,600)	130,000	130,000
Deutsche Bank Securities, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $250,030; fully collateralized by various U.S. Government obligations, 4.25% - 4.62% due 11/15/34 - 2/15/35; valued at $255,000)	250,000	250,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (4.36%, dated 4/30/25, due 5/1/25; proceeds $1,000,121; fully collateralized by various U.S. Government obligations, 0.00% - 0.38% due 8/15/26 - 8/15/29; valued at $1,020,124)	$1,000,000	$1,000,000
JP Morgan Securities LLC, (4.38% (a), dated 3/6/25, due 5/7/25; proceeds $1,763,186; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 7/15/25 - 5/15/51; valued at $1,791,486) (Demand 5/1/25)	1,750,000	1,750,000
JP Morgan Securities LLC, (4.37%, dated 4/30/25, due 5/1/25; proceeds $1,080,131; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 8/15/29 - 5/31/31; valued at $1,101,734)	1,080,000	1,080,000
JP Morgan Securities, Inc. - Fixed Income Clearing Corp., (4.37%, dated 4/30/25, due 5/1/25; proceeds $1,000,121; fully collateralized by various U.S. Government obligations, 0.50% - 2.88% due 4/30/27 - 8/15/28; valued at $1,020,124)	1,000,000	1,000,000
MUFG Securities Americas, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $400,049; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 10/23/25 - 5/15/49; valued at $408,050)	400,000	400,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 4.37%, dated 4/30/25 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,219 on 5/1/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/54; valued at $1,836,000)	1,100,000	1,100,000
Natixis SA, (4.31%, dated 1/29/25, due 7/29/25; proceeds $102,167; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 6/5/25 - 11/15/51; valued at $102,000)	100,000	100,000
Natixis SA, (4.22%, dated 4/25/25, due 10/24/25; proceeds $102,133; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 6/15/25 - 2/15/54; valued at $102,000)	100,000	100,000
Natixis SA, (4.32%, dated 3/20/25, due 5/8/25; proceeds $502,940; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 6/5/25 - 11/15/54; valued at $510,000) (Demand 5/7/25)	500,000	500,000
NatWest Markets Securities, Inc., (4.37%, dated 4/30/25, due 5/1/25; proceeds $200,024; fully collateralized by various U.S. Government obligations, 3.75% - 4.25% due 7/31/28 - 11/30/31; valued at $204,025)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Northern Trust Co. - Fixed Income Clearing Corp., (4.36%, dated 4/30/25, due 5/1/25; proceeds $800,097; fully collateralized by various U.S. Government obligations, 0.88% - 4.63% due 6/30/26 - 7/31/26; valued at $816,000)	$800,000	$800,000
State Street Bank - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/1/25; proceeds $500,061; fully collateralized by various U.S. Government obligations, 0.63% - 4.38% due 1/31/32 - 7/15/32; valued at $510,000)	500,000	500,000
Teacher Retirement System of Texas, (4.46%, dated 5/1/25, due 5/2/25; proceeds $500,412; (b)	500,350	500,350
Teacher Retirement System of Texas, (4.44%, dated 4/30/25, due 5/1/25; proceeds $500,549; fully collateralized by various U.S. Government obligations, 1.75% - 2.25% due 8/15/41 - 8/15/49; valued at $510,498)	500,488	500,488
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.38%, dated 4/30/25, due 5/14/25; proceeds $100,170; fully collateralized by a U.S. Government obligation, 3.75% due 4/30/27; valued at $102,000)	100,000	100,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.37%, dated 4/30/25, due 5/1/25; proceeds $800,097; fully collateralized by a U.S. Government obligation, 3.75% due 4/30/27; valued at $816,000)	800,000	800,000
Total Repurchase Agreements (Cost $19,150,838)		19,150,838
U.S. Treasury Securities (42.4%)
U.S. Treasury Bill,
3.99%, 4/16/26 (c)	208,000	200,265
4.09%, 3/19/26 (c)	217,000	209,342
4.16%, 10/9/25 (c)	360,000	353,528
4.19%, 10/23/25 (c)	606,000	594,069
4.21%, 10/2/25 - 10/16/25 (c)	895,000	878,746
4.22%, 9/11/25 (c)	454,000	447,158
4.23%, 9/25/25 (c)	299,600	294,597
4.24%, 2/19/26 (c)	136,000	131,497
4.25%, 9/18/25 (c)	445,000	437,905
4.26%, 9/4/25 (c)	187,000	184,306
4.27%, 12/26/25 (c)	445,000	432,947
4.29%, 7/3/25 - 7/8/25 (c)	1,024,000	1,016,316
4.30%, 7/10/25 - 10/30/25 (b)(c)	880,000	869,587
4.31%, 5/13/25 - 6/12/25 (c)	182,000	181,475
4.32%, 7/1/25 (c)	628,000	623,535
4.39%, 11/28/25 (c)	66,000	64,379
4.42%, 5/8/25 (c)	231,000	230,808
4.46%, 6/5/25 (c)	137,000	136,427
4.47%, 5/22/25 (c)	214,000	213,461
4.49%, 5/1/25 - 5/29/25 (c)	1,068,000	1,065,770
4.70%, 5/15/25 (c)	553,000	552,029
5.16%, 6/12/25 (c)	145,000	144,169
	Face Amount (000)	Value (000)
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	$58,000	$57,464
0.38%, 12/31/25 - 1/31/26	212,000	206,230
0.75%, 3/31/26	56,000	54,292
1.63%, 2/15/26	82,000	80,321
2.25%, 11/15/25	56,000	55,403
2.63%, 12/31/25	56,000	55,414
2.75%, 5/15/25	55,500	55,450
2.88%, 6/15/25	23,000	22,939
3.13%, 8/15/25	24,000	23,885
3.88%, 1/15/26	238,000	237,360
4.00%, 12/15/25	58,000	57,869
4.25%, 5/31/25 - 12/31/25	145,000	144,991
3 Month Treasury Money Market Yield + 0.10%, 4.37%, 1/31/27 (a)	794,000	794,046
3 Month Treasury Money Market Yield + 0.15%, 4.42%, 4/30/26 (a)	297,000	297,000
3 Month Treasury Money Market Yield + 0.16%, 4.43%, 4/30/27 (a)	405,000	405,005
3 Month Treasury Money Market Yield + 0.17%, 4.44%, 10/31/25 (a)	105,000	105,028
3 Month Treasury Money Market Yield + 0.18%, 4.45%, 7/31/26 (a)	712,000	711,528
3 Month Treasury Money Market Yield + 0.21%, 4.48%, 10/31/26 (a)	1,135,000	1,135,689
4.50%, 11/15/25	36,000	36,053
3 Month Treasury Money Market Yield + 0.25%, 4.52%, 1/31/26 (a)	272,000	272,142
4.63%, 2/28/26 - 3/15/26	139,000	139,408
4.88%, 11/30/25	80,000	80,243
5.00%, 9/30/25 - 10/31/25	100,000	100,294
Total U.S. Treasury Securities (Cost $14,390,370)		14,390,370
Total Investments (98.9%) (Cost $33,541,208) (d)(e)		33,541,208
Other Assets in Excess of Liabilities (1.1%)		361,157
Net Assets (100.0%)		$33,902,365

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Rate shown is the yield to maturity at April 30, 2025.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	57.1%
U.S. Treasury Securities	42.9
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (103.9%)
U.S. Treasury Bill,
3.85%, 3/19/26 (a)	$376,000	$362,725
3.99%, 4/16/26 (a)	323,000	310,988
4.18%, 10/9/25 (a)	200,000	196,387
4.19%, 10/23/25 (a)	558,000	547,014
4.21%, 10/2/25 - 10/30/25 (a)(b)	1,260,000	1,236,491
4.23%, 9/11/25 - 9/25/25 (a)	858,000	844,419
4.24%, 9/18/25 - 2/19/26 (a)	621,000	607,120
4.27%, 12/26/25 (a)	595,000	578,884
4.28%, 5/1/25 - 9/4/25 (a)	2,510,000	2,506,380
4.29%, 7/8/25 (a)	462,000	458,355
4.30%, 5/22/25 - 10/30/25 (a)(b)	8,298,000	8,261,337
4.31%, 5/6/25 - 7/10/25 (a)(b)	10,097,000	10,058,408
4.32%, 5/13/25 - 7/1/25 (a)	6,581,000	6,556,016
4.33%, 5/8/25 (a)	2,785,000	2,782,705
4.34%, 5/29/25 - 6/5/25 (a)	6,394,000	6,370,683
4.35%, 5/22/25 (a)	3,750,000	3,740,666
4.39%, 11/28/25 (a)	113,000	110,225
4.48%, 5/15/25 (a)	2,276,000	2,272,146
5.16%, 6/12/25 (a)	352,000	349,988
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	100,000	99,067
0.38%, 12/31/25 - 1/31/26	316,000	307,369
0.75%, 3/31/26	94,000	91,134
1.63%, 2/15/26	130,000	127,338
2.25%, 11/15/25	89,000	88,052
2.63%, 12/31/25	88,000	87,079
2.75%, 5/15/25	97,167	97,080
2.88%, 6/15/25	39,000	38,897
3.13%, 8/15/25	40,000	39,809
3.88%, 1/15/26	326,000	325,118
4.00%, 12/15/25	95,000	94,785
4.25%, 5/31/25 - 12/31/25	232,000	231,985
3 Month Treasury Money Market Yield + 0.10%, 4.37%, 1/31/27 (c)	1,349,000	1,349,076
3 Month Treasury Money Market Yield + 0.15%, 4.42%, 4/30/26 (c)	486,000	485,999
3 Month Treasury Money Market Yield + 0.16%, 4.43%, 4/30/27 (c)	639,000	639,009
3 Month Treasury Money Market Yield + 0.17%, 4.44%, 10/31/25 (c)	177,000	177,047
3 Month Treasury Money Market Yield + 0.18%, 4.45%, 7/31/26 (c)	1,132,000	1,131,226
3 Month Treasury Money Market Yield + 0.21%, 4.48%, 10/31/26 (c)	1,634,000	1,634,904
4.50%, 11/15/25	60,000	60,089
3 Month Treasury Money Market Yield + 0.25%, 4.52%, 1/31/26 (c)	778,000	778,587
4.63%, 2/28/26 - 3/15/26	233,000	233,683
	Face Amount (000)	Value (000)
4.88%, 11/30/25	$132,000	$132,401
5.00%, 9/30/25 - 10/31/25	162,000	162,477
Total U.S. Treasury Securities (Cost $56,563,148)		56,563,148
Total Investments (103.9%) (Cost $56,563,148) (d)(e)		56,563,148
Liabilities in Excess of Other Assets (-3.9%)		(2,101,153)
Net Assets (100.0%)		$54,461,995

(a)  Rate shown is the yield to maturity at April 30, 2025.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a)^ (50.3%)
City of Jacksonville, FL, Florida Pollution Control Revenue Refunding Bonds (Florida Power & Light Company Project) Series 1995 2.85%, 5/1/29	$8,500	$8,500
City of Rochester, MN, Health Care Facilities Mayo Clinic Series 2008 A 2.80%, 11/15/38	5,000	5,000
Clark County, NV, Airport System Revenue Series 2008 D-2B 2.80%, 7/1/40	5,000	5,000
Colorado Springs, CO, Utilities System Improvement Revenue Bonds Series 2012 A 3.55%, 11/1/41	6,500	6,500
Utilities System Sub Lien Series 2005 A 3.63%, 11/1/35	6,000	6,000
Columbus, OH, Sewer Revenue Bonds Series 2008 B 3.60%, 6/1/32	10,000	10,000
County of Utah, UT, Utah Variable Rate Hospital Revenue Bonds Series 2016 C (IHC Health Care Services, Inc.) 2.75%, 5/15/51	5,000	5,000
Escambia County, FL, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project) First Series 2009 2.85%, 4/1/39	5,000	5,000
Houston, TX, Combined Utility System First Lien Series 2018 C 3.35%, 5/15/34	10,300	10,300
Indiana Finance Authority, IN, Environmental Refunding Revenue Bonds Duke Energy Indiana, Inc. Project Series 2009 A-3 2.75%, 12/1/39	5,000	5,000
JPMorgan Chase Putters/Drivers Trust, AL, Various States Certificates 5065 3.65%, 7/1/31 (b)	5,000	5,000
JPMorgan Chase Putters/Drivers Trust, PA, Various States Certificates 5077 3.65%, 11/13/29 (b)	9,000	9,000
JPMorgan Chase Putters/Drivers Trust, SC, Various States Certificates 5076 3.65%, 9/26/31 (b)	5,000	5,000
Long Island Power Authority, NY, Electric System General Revenue Bonds Series 2023 D 2.75%, 5/1/33	5,400	5,400
Massachusetts Water Resources Authority, MA, Series 2008 A-3 2.50%, 8/1/37	11,630	11,630
	Face Amount (000)	Value (000)
Metropolitan Sewerage District of Buncombe County, NC, North Carolina Sewerage System Revenue Refunding Bonds Series 2008 A 3.57%, 7/1/31	$6,135	$6,135
Miami-Dade County Industrial Development Authority, FL, Revenue Refunding Bonds Series 2021 2.90%, 5/1/46	6,500	6,500
New York City Municipal Water Finance Authority, NY, Water and Sewer System Revenue Bonds, Adjustable Rate Fiscal 2003 Subseries F-2 3.60%, 6/15/35	5,000	5,000
Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2013 Series AA Subseries AA-2 Adjustable Rate Bonds 3.60%, 6/15/46	6,500	6,500
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Future Tax Fiscal 2013 Series A Subseries A-7 3.60%, 8/1/39	5,500	5,500
New York State Energy Research & Development Authority, NY, Facilities Revenue Bonds, Consolidated Edison Co. Series 2005 Subseries A-2 (Mizuho Corporate Bank LOC) 2.70%, 5/1/39	6,600	6,600
Novant Health, Inc., NH, National Finance Authority Health Care Facilities Revenue Bonds Novant Health Obligated Group Series2024 C 3.72%, 11/1/64	5,000	5,000
Ohio State University, OH, Variable Rate Demand General Receipts Bonds (Multiyear Debt Issuance Program II) Series 2023 A 2.75%, 6/1/43	5,000	5,000
Orlando Utilities Commission, FL, Utility System Series 2015 B 3.32%, 10/1/39	5,000	5,000
Pennsylvania Turnpike Commission, PA, Series 2019 3.62%, 12/1/38	5,800	5,800
RBC Municipal Products Inc Trust, GA, Certificates E-155 3.66%, 1/1/27 (b)	9,000	9,000
RBC Municipal Products Inc Trust, IN, Certificates E-161 3.65%, 10/1/64 (b)	10,000	10,000
RBC Municipal Products Inc Trust, MO, Certificates E-158 3.65%, 7/1/28 (b)	6,475	6,475
RBC Municipal Products Inc Trust, NY, Certificates E-159 3.65%, 9/1/28 (b)	8,000	8,000
RBC Municipal Products Inc Trust, OH, Certificates C-22 3.66%, 7/15/35 (b)	4,910	4,910

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a)^ (cont'd)
RBC Municipal Products Inc Trust, VA, Certificates C-20 3.66%, 5/1/39 (b)	$2,000	$2,000
State of Texas, TX, Veterans Bonds Series 2022 2.90%, 6/1/53	5,065	5,065
Veterans Bonds Series 2025 B 2.90%, 12/1/55	5,300	5,300
Tender Option Bond Trust Receipts/Certificates, AZ, Certificates 2023-BAML6007 3.77%, 4/1/56 (b)	1,900	1,900
Tender Option Bond Trust Receipts/Certificates, MA, Certificates 2024-BAML5050 3.64%, 3/1/49 (b)	5,000	5,000
Certificates 2023-BAML6005 3.77%, 12/1/37 (b)	9,200	9,200
The Ohio State University, OH, Variable Rate Demand General Receipts Bonds Series 2023 A 2.70%, 6/1/43	700	700
Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds Subseries 2005 B-2B 3.61%, 1/1/32	6,500	6,500
Utah Water Finance Agency, UT, Series 2008 B-2 3.65%, 10/1/35	9,400	9,400
Series 2008 B 3.65%, 10/1/37	9,230	9,230
Total Weekly Variable Rate Bonds (Cost $252,045)		252,045
Daily Variable Rate Bonds (a)^ (17.5%)
City of New York, NY, General Obligation Bonds Series 2017 A 2.55%, 8/1/44	10,000	10,000
Colorado Health Facilities Authority, CO, Series 2024 E (Intermount Health) 2.50%, 5/15/64	1,000	1,000
East Baton Rouge Parish Industrial Development Board Inc, LA, Exxonmobil Project Corporation Series 2010 A 2.52%, 8/1/35	5,000	5,000
Indiana Finance Authority, IN, Environmental Refunding Duke Energy Indiana, Inc. Series 2009 A-4 2.55%, 12/1/39	5,000	5,000
Indiana Municipal Power Agency, IN, Variable Rate Demand Power Supply System Refunding Revenue Bonds Series 2019 B 2.60%, 1/1/42	15,000	15,000
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A, Inc. Project) Series 2007 A 2.50%, 12/1/30	5,000	5,000
	Face Amount (000)	Value (000)
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A, Inc. Project) Series 2007 C 2.50%, 12/1/30	$940	$940
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Seies 2009 B 2.50%, 12/1/30	1,120	1,120
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A, Inc. Project) Series 2010 I 2.50%, 11/1/35	880	880
Ohio Water Development Authority Water Pollution Control Loan Fund, OH, Revenue Bonds Series 2024 C 2.50%, 12/1/54	9,000	9,000
San Antonio Water System, TX, Subordinate Lien Revenue Refunding Bonds Series 2024 A 2.55%, 5/1/54	10,000	10,000
State of Louisiana Gasoline And Fuels Tax Second Lien Revenue , LA, Refunding Bonds Series 2023 A-1 2.50%, 5/1/43 (b)	9,600	9,600
Tender Option Bond Trust Receipts/Certificates, AL, Certificates 2025-BAML5061 2.69%, 9/1/54 (b)	5,000	5,000
Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Bonds Subseries 2003B-1 2.60%, 1/1/33	10,000	10,000
Total Daily Variable Rate Bonds (Cost $87,540)		87,540
Commercial Paper (c) (14.6%)
District Columbia, DC, Series 2022 A 2.96%, 5/7/25	5,000	5,000
Fort Bend Independent School District, TX, Series 2025 A 4.40%, 5/23/25	10,000	10,000
Illinois Financial Authority Revenue, IL, Series 2024 A 3.10%, 5/20/25	5,000	5,000
Lincoln Nebraska Electric Sysytem Revenue, NE, Series 1995 3.25%, 5/8/25	5,000	5,000
Massachusetts State Developing Finance Agency Revenue, MA, Series 2025 A 2.87%, 5/6/25	5,000	5,000
Met Government Nashville & Davidson County, TN, Series 2024 3.45%, 6/12/25	6,350	6,350
Met Govt Nashville & Davidson County, TN, Tennessee H&E Facilities Board Revenue Series 2024 A 3.00%, 6/3/25	5,000	5,000
Nebraska Public Power District, NE, Series 2025 A-1 3.45%, 6/11/25	7,050	7,050

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (c) (cont'd)
Ohio State Water Development Authority, OH, Water Development Revenue Fresh Water Series 2024 A 3.09%, 5/1/25	$5,000	$5,000
Pennsylvania Higher Educational Facilities Authority, PA, Series 2024 A 3.50%, 6/18/25	5,000	4,999
University of Texas Revenue, TX, Series 2025 A 3.10%, 5/21/25	5,000	5,000
University Texas, TX, Permanent University Fund Series 2024 A 3.12%, 6/17/25	10,000	10,000
Total Commercial Paper (Cost $73,399)		73,399
Municipal Bonds & Notes (9.4%)
Burlington County Bridge Commission, NJ, Lease Revenue Notes (Government Leasing Program) Series 2024 D 4.25%, 12/11/25	1,775	1,786
City of San Antonio, TX, Texas General Improvement Bonds Series 2023 5.00%, 2/1/26	3,800	3,844
Greenville County School District, SC, General Obligation Bonds Series 2024 B 5.00%, 6/24/25	5,000	5,015
Houston Independent School District, TX, Limited Tax Refunding Bonds Series 2025 B 5.00%, 2/15/26 (d)	3,750	3,799
Howard County, MD, Maryland Consolidated Public Improvement Project Bonds Series 2021 A 5.00%, 8/15/25	2,055	2,067
Jersey City Municipal Utilities Authority Hudson County, NJ, Series 2024 B 5.00%, 5/1/25	5,000	5,000
Kansas Development Finance Authority Kansas Revolving Funds Revenue Bonds, KS, Kansas Department of Health And Environment Series 2024 SRF 5.00%, 5/1/25	5,000	5,000
Monmouth County Improvement Authority, NJ, (Monmouth County, New Jersey) Governmental Pooled Loan Project Notes Series 2025 4.00%, 3/13/26	10,000	10,101
State of Minnesota, MN, Minnesota General Obligation State Trunk Highway Bonds Series 2021 B 5.00%, 9/1/25	2,165	2,179
State of Texas General Obligation Bonds Water Financial Assistance Bonds, TX, Series 2022 A 5.00%, 8/1/25	1,625	1,633
	Face Amount (000)	Value (000)
Texas Water Development Board, TX, State Revolving Fund Revenue Bonds Series 2018 5.00%, 8/1/25	$5,000	$5,026
State Water Implementation Revenue Fund for Texas Revenue Bonds Series 2018 B 5.00%, 10/15/25	1,845	1,862
Total Municipal Bonds & Notes (Cost $47,312)		47,312
Closed-End Investment Companies (a)^ (4.0%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, Series 1 3.69%, 12/1/43 (b)	10,000	10,000
Nuveen AMT-Free Quality Municipal Income Fund, OT, Series 4-4895 3.70%, 9/11/26 (b)	10,000	10,000
Total Closed-End Investment Companies (Cost $20,000)		20,000
Semi-Annual Variable Rate Bond (a)^ (2.5%)
Tender Option Bond Trust Receipts/Certificates, AL, Certificates 2023-BAML5063 3.82%, 11/1/54 (Cost $12,425) (b)	12,425	12,425
Quarterly Variable Rate Bond (a)^ (1.2%)
Franklin County, OH, CHE Trinity Health Credit Group Series 2013 3.13%, 12/1/46 (Cost $6,250)	6,250	6,250
Floating Rate Note (a)^ (0.7%)
Tennessee Housing Development Agency, TN, Residential Finance Program Bonds Issue Series 2024 3B 3.50%, 7/1/55 (Cost $3,500)	3,500	3,500
Total Investments (100.2%) (Cost $502,471) (e)(f)		502,471
Liabilities in Excess of Other Assets ((0.2)%)		(1,014)
Net Assets (100.0%)		$501,457

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

^  The dates disclosed are the final maturity dates. Principal owed can be recovered through demand on the interest reset dates.

LOC  Letter of Credit.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	50.2%
Daily Variable Rate Bonds	17.4
Commercial Paper	14.6
Municipal Bonds & Notes	9.4
Other*	8.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percentage of Net Assets
Texas	$71,829	14.4%
New York	63,500	12.7
Massachusetts	50,830	10.1
Ohio	40,860	8.1
Indiana	35,000	7.0
Florida	25,000	5.0
Utah	23,630	4.7
Alabama	22,425	4.5
Pennsylvania	19,799	4.0
New Jersey	16,887	3.3
Tennessee	14,850	2.9
Louisiana	14,600	2.9
Colorado	13,500	2.7
Nebraska	12,050	2.4
South Carolina	10,015	2.0
Georgia	9,000	1.8
Mississippi	7,940	1.6
Minnesota	7,179	1.4
Missouri	6,475	1.3
North Carolina	6,135	1.2
Kansas	5,000	1.0
Illinois	5,000	1.0
District of Columbia	5,000	1.0
Nevada	5,000	1.0
New Hampshire	5,000	1.0
Maryland	2,067	0.4
Virginia	2,000	0.4
Arizona	1,900	0.4
	$502,471	100.2%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,311,468		$11,447,948		$168,289,321		$4,944,433
Total Investments in Securities, at Value(1)	3,311,468		11,448,779		168,289,321		4,944,433
Cash	100,593		597,492		5,734,929		25,488
Interest Receivable	6,356		21,734		488,911		4,640
Receivable for Investments Sold	—		140,556		238,430		35,063
Receivable for Portfolio Shares Sold	1,950		—		—		—
Other Assets	327		764		4,678		1,422
Total Assets	3,420,694		12,209,325		174,756,269		5,011,046
Liabilities:
Payable for Investments Purchased	—		—		1,848,662		45,571
Dividends Payable	—	@	13,137		307,606		744
Payable for Advisory Fees	299		1,470		13,596		502
Payable for Portfolio Shares Redeemed	—		2,535		11,441		19
Payable for Administration Fees	143		552		7,123		214
Payable for Administration Plan Fees — Wealth S/Institutional Select Class	—	@	1		251		—	@
Payable for Administration Plan Fees — Investor Class	—		—		536		—	@
Payable for Administration Plan Fees — Administrative Class	—		—		27		—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	777		8
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	—	@	—		1,181		903
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	—	@	—	@	—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—		—	@	—
Payable for Custodian Fees	31		87		484		23
Payable for Professional Fees	42		24		65		53
Payable for Transfer Agency Fees	18		44		43		7
Other Liabilities	128		506		3,979		536
Total Liabilities	661		18,356		2,195,771		48,580
Net Assets	$3,420,033		$12,190,969		$172,560,498		$4,962,466
Net Assets Consist of:
Paid-in-Capital	$3,421,135		$12,205,895		$172,596,584		$4,964,727
Total Accumulated Loss	(1,102)		(14,926)		(36,086)		(2,261)
Net Assets	$3,420,033		$12,190,969		$172,560,498		$4,962,466
(1) Including: Repurchase Agreements, at Value	$1,823,000		$6,158,000		$83,023,538		$—

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
WEALTH/INSTITUTIONAL CLASS:
Net Assets	$3,354,818	$10,891,815	$147,473,288	$828,281
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,354,770,337	10,890,341,362	147,500,493,867	828,397,109
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0001	$1.000	$1.000
WEALTH S/INSTITUTIONAL SELECT CLASS:
Net Assets	$59	$33,680	$5,970,227	$58
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	58,544	33,685,877	5,974,395,553	57,778
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$6,475,688	$58
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	6,476,433,778	57,653
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$208,856	$57
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	208,942,333	57,530
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$58	$59	$3,740,132	$41,179
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	57,987	58,768	3,740,516,437	41,184,728
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0002	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$57	$—	$2,906,421	$4,092,702
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	57,377	—	2,906,918,966	4,093,827,876
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$1,542	$355	$411	$131
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,550,871	354,709	412,464	130,855
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
SELECT CLASS:
Net Assets	$55	$—	$56	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	55,089	—	56,221	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
CASTLEOAK SHARES CLASS:
Net Assets	$—	$1,164,444	$2,098,369	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	1,164,326,193	2,098,524,889	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0001	$1.000	$—
IMPACT CLASS:
Net Assets	$—	$50	$2,008,707	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,015	2,008,887,519	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0001	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
IMPACT PARTNER CLASS:
Net Assets	$50	$100,566	$1,606,759	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	100,568,301	1,606,733,471	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0000	$1.000	$—
ADVISOR CLASS:
Net Assets	$63,394	$—	$71,584	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	63,392,837	—	71,583,811	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$33,541,208		$56,563,148		$502,471
Total Investments in Securities, at Value(1)	33,541,208		56,563,148		502,471
Cash	999,675		23,185		76
Receivable for Investments Sold	—		1,844,393		—
Interest Receivable	69,937		19,410		2,784
Other Assets	1,348		1,734		224
Total Assets	34,612,168		58,451,870		505,555
Liabilities:
Payable for Investments Purchased	647,285		3,926,280		3,799
Dividends Payable	53,114		41,375		35
Payable for Portfolio Shares Redeemed	1,035		11,593		146
Payable for Advisory Fees	4,078		6,617		4
Payable for Administration Fees	1,417		2,286		20
Payable for Administration Plan Fees — Wealth S/Institutional Select Class	143		—	@	—	@
Payable for Administration Plan Fees — Investor Class	24		3		—
Payable for Administration Plan Fees — Administrative Class	4		15		—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	84		2		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	1,349		13		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	1		—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—	@	—	@
Payable for Custodian Fees	104		193		4
Payable for Professional Fees	44		53		55
Payable for Transfer Agency Fees	20		30		10
Other Liabilities	1,102		1,414		25
Total Liabilities	709,803		3,989,875		4,098
Net Assets	$33,902,365		$54,461,995		$501,457
Net Assets Consist of:
Paid-in-Capital	$33,912,607		$54,473,897		$501,479
Total Accumulated Loss	(10,242)		(11,902)		(22)
Net Assets	$33,902,365		$54,461,995		$501,457
(1) Including: Repurchase Agreements, at Value	$19,150,838		$—		$—

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
WEALTH/INSTITUTIONAL CLASS:
Net Assets	$26,375,714	$54,231,297	$501,114
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	26,381,721,847	54,242,297,810	501,126,798
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
WEALTH S/INSTITUTIONAL SELECT CLASS:
Net Assets	$3,402,791	$22,232	$55
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,405,141,045	22,236,684	54,986
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$280,291	$40,784	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	280,318,839	40,785,776	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$31,744	$117,456	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	31,746,236	117,466,587	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$414,885	$11,850	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	415,019,983	11,857,640	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$3,278,477	$31,145	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,279,096,352	31,155,375	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$2,703	$7,025	$188
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,701,871	7,029,291	188,170
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
SELECT CLASS:
Net Assets	$56	$56	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	56,090	55,979	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
IMPACT CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—
IMPACT PARTNER CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
ADVISOR CLASS:
Net Assets	$115,704	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	115,702,906	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)		Government Securities Portfolio (000)
Investment Income:
Interest	$79,431		$304,617	$4,062,628		$118,359
Expenses:
Advisory Fees (Note B)	2,548		9,734	134,663		3,959
Administration Fees (Note C)	849		3,245	44,888		1,320
Professional Fees	128		261	172		157
Registration Fees	81		76	130		159
Custodian Fees (Note F)	60		146	1,208		51
Transfer Agency Fees (Note E)	52		126	160		18
Shareholder Reporting Fees	27		42	115		46
Trustees' Fees and Expenses	23		103	1,213		41
Pricing Fees	13		87	25		15
Administration Plan Fees — Wealth S/Institutional Select Class (Note D)	—	@	7	1,451		—	@
Administration Plan Fees — Investor Class (Note D)	—		—	3,157		—	@
Administration Plan Fees — Administrative Class (Note D)	—		—	180		—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	— @	3,158		52
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	7,374		10,886
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	1		— @	—	@	—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	—	@	—
Other Expenses	33		96	461		52
Total Expenses	3,815		13,923	198,355		16,756
Waiver of Advisory Fees (Note B)	(931)		(939)	(45,496)		(539)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—		—	—		(5,443)
Net Expenses	2,884		12,984	152,859		10,774
Net Investment Income	76,547		291,633	3,909,769		107,585
Realized Gain:
Investments Sold	72		741	2,909		192
Change in Unrealized Appreciation (Depreciation):
Investments	—		(3,164)	—		—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	72		(2,423)	2,909		192
Net Increase in Net Assets Resulting from Operations	$76,619		$289,210	$3,912,678		$107,777

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Operations

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$749,029		$1,213,459		$7,262
Expenses:
Advisory Fees (Note B)	24,920		40,751		363
Administration Plan Fees — Investor Class (Note D)	124		20		—
Administration Plan Fees — Administrative Class (Note D)	18		97		—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	538		16		—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	7,304		182		—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	2		5		—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	@	—	@
Administration Plan Fees — Wealth S/Institutional Select Class (Note D)	839		2		—	@
Administration Fees (Note C)	8,307		13,584		121
Custodian Fees (Note F)	244		436		8
Trustees' Fees and Expenses	227		382		5
Professional Fees	170		160		151
Registration Fees	100		88		69
Transfer Agency Fees (Note E)	61		88		29
Shareholder Reporting Fees	25		78		8
Pricing Fees	13		13		12
Other Expenses	139		166		26
Total Expenses	43,031		56,068		792
Waiver of Advisory Fees (Note B)	(977)		(1,411)		(310)
Net Expenses	42,054		54,657		482
Net Investment Income	706,975		1,158,802		6,780
Realized Gain:
Investments Sold	493		1,105		—
Net Increase in Net Assets Resulting from Operations	$707,468		$1,159,907		$6,780

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$76,547	$128,861	$291,633	$852,454
Net Realized Gain	72	2	741	23
Net Change in Unrealized Appreciation (Depreciation)	—	—	(3,164)	2,142
Net Increase in Net Assets Resulting from Operations	76,619	128,863	289,210	854,619
Dividends and Distributions to Shareholders:
Wealth/Institutional Class	(75,568)	(128,337)	(257,205)	(774,692)
Wealth S/Institutional Select Class	(1)	(3)	(591)	(1,291)
Advisory Class	(1)	(3)	(1)	(20)
Participant Class	(1)	(3)	—	—
Cash Management Class	(36)	(153)	(8)	(22)
Select Class	(1)	(2)	—	—
CastleOak Shares Class	—	—	(28,963)	(56,506)
Impact Class	—	—	(348)	(17,864)
Impact Partner Class	(1)	(2)	(4,517)	(2,016)
Advisor Class	(934)	(358)	—	—
Total Dividends and Distributions to Shareholders	(76,543)	(128,861)	(291,633)	(852,411)
Capital Share Transactions:(1)
Wealth/Institutional Class:
Subscribed	2,553,988	3,439,069	21,505,003	73,422,163
Distributions Reinvested	74,619	126,486	175,311	527,856
Redeemed	(2,177,660)	(2,796,012)	(22,468,495)	(78,264,314)
Wealth S/Institutional Select Class
Subscribed	—	—	18,183	23,329
Distributions Reinvested	1	3	591	1,291
Redeemed	—	—	(16,355)	(15,499)
Advisory Class:
Distributions Reinvested	1	3	1	19
Redeemed	—	—	—	(58,279)
Participant Class:
Distributions Reinvested	1	3	—	—
Cash Management Class:
Distributions Reinvested	36	150	8	22
Redeemed	(280)	(2,526)	(4)	(94)
Select Class:
Distributions Reinvested	1	2	—	—
CastleOak Shares Class:
Subscribed	—	—	635,955	1,461,611
Distributions Reinvested	—	—	24,473	38,741
Redeemed	—	—	(763,375)	(1,099,266)
Impact Class:
Subscribed	—	—	169,595	500,010
Distributions Reinvested	—	—	—	14,752
Redeemed	—	—	(469,460)	(536,381)
Impact Partner Class:
Subscribed	—	50 *	373,509	618,400 *
Redeemed	—	—	(741,223)	(150,000)*
Advisor Class:
Subscribed	96,079	48,929 +	—	—
Distributions Reinvested	933	357 +	—	—
Redeemed	(71,179)	(11,725)+	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	476,540	804,789	(1,556,283)	(3,515,639)
Total Increase (Decrease) in Net Assets	476,616	804,791	(1,558,706)	(3,513,431)
Net Assets:
Beginning of Period	2,943,417	2,138,626	13,749,675	17,263,106
End of Period	$3,420,033	$2,943,417	$12,190,969	$13,749,675

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio			Prime Portfolio
	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)		Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)
(1) Capital Share Transactions:
Wealth/Institutional Class:
Shares Subscribed	2,553,988	3,439,069		21,500,677	73,398,840
Shares Issued on Distributions Reinvested	74,619	126,486		175,279	527,702
Shares Redeemed	(2,177,660)	(2,796,012)		(22,464,116)	(78,238,984)
Net Increase (Decrease) in Wealth/Institutional Class Shares Outstanding	450,947	769,543		(788,160)	(4,312,442)
Wealth S/Institutional Select Class:
Shares Subscribed	—	—		18,186	23,330
Shares Issued on Distributions Reinvested	1	3		591	1,291
Shares Redeemed	—	—		(16,356)	(15,497)
Net Increase in Wealth S/Institutional Select Class Shares Outstanding	1	3		2,421	9,124
Advisory Class:
Shares Issued on Distributions Reinvested	1	3		1	20
Shares Redeemed	—	—		—	(58,263)
Net Increase (Decrease) in Advisory Class Shares Outstanding	1	3		1	(58,243)
Participant Class:
Shares Issued on Distributions Reinvested	1	3		—	—
Cash Management Class:
Shares Issued on Distributions Reinvested	36	150		8	22
Shares Redeemed	(280)	(2,526)		(4)	(95)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(244)	(2,376)		4	(73)
Select Class:
Shares Issued on Distributions Reinvested	1	2		—	—
CastleOak Shares Class:
Shares Subscribed	—	—		635,800	1,461,252
Shares Issued on Distributions Reinvested	—	—		24,469	38,732
Shares Redeemed	—	—		(763,231)	(1,098,989)
Net Increase (Decrease) in CastleOak Shares Class Shares Outstanding	—	—		(102,962)	400,995
Impact Class:
Shares Subscribed	—	—		169,570	499,720
Shares Issued on Distributions Reinvested	—	—		—	14,747
Shares Redeemed	—	—		(469,350)	(536,136)
Net Decrease in Impact Class Shares Outstanding	—	—		(299,780)	(21,669)
Impact Partner Class:
Shares Subscribed	—	50	*	373,453	618,122 *
Shares Redeemed	—	—		(741,082)	(149,925)*
Net Increase (Decrease) in Impact Partner Class Shares Outstanding	—	50		(367,629)	468,197
Advisor Class:
Shares Subscribed	96,079	48,929	+	—	—
Shares Issued on Distributions Reinvested	933	357	+	—	—
Shares Redeemed	(71,179)	(11,725	)+	—	—
Net Increase in Advisor Class Shares Outstanding	25,833	37,561		—	—

*  For the period March 5, 2024 through October 31, 2024.

+  For the period March 27, 2024 through October 31, 2024.
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,909,769	$7,373,642	$107,585	$260,332
Net Realized Gain (Loss)	2,909	(3,696)	192	49
Net Increase in Net Assets Resulting from Operations	3,912,678	7,369,946	107,777	260,381
Dividends and Distributions to Shareholders:
Institutional Class	(3,364,673)	(6,348,797)	(18,947)	(56,251)
Institutional Select Class	(125,370)	(286,344)	(1)	(3)
Investor Class	(134,898)	(294,837)	(1)	(3)
Administrative Class	(5,065)	(14,383)	(1)	(3)
Advisory Class	(51,964)	(104,128)	(843)	(2,288)
Participant Class	(57,173)	(123,213)	(87,789)	(201,768)
Cash Management Class	(13)	(69)	(3)	(12)
Select Class	(1)	(2)	—	—
CastleOak Shares Class	(100,714)	(151,799)	—	—
Impact Class	(39,420)	(44,543)	—	—
Impact Partner Class	(29,785)	(5,140)	—	—
Advisor Class	(698)	(215)	—	—
Total Dividends and Distributions to Shareholders	(3,909,774)	(7,373,470)	(107,585)	(260,328)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	656,837,341	1,020,522,920	2,770,818	6,672,018
Distributions Reinvested	1,642,397	3,258,601	13,109	31,669
Redeemed	(643,308,982)	(1,016,425,229)	(2,968,885)	(6,788,360)
Institutional Select Class:
Subscribed	15,590,581	22,485,227	—	—
Distributions Reinvested	118,624	269,554	1	3
Redeemed	(15,596,332)	(22,512,901)	—	—
Investor Class:
Subscribed	4,442,442	11,251,562	—	—
Distributions Reinvested	38	225	1	3
Redeemed	(4,114,517)	(9,904,739)	—	—
Administrative Class:
Subscribed	253,541	659,578	—	—
Distributions Reinvested	952	3,878	1	3
Redeemed	(297,292)	(814,345)	—	—
Advisory Class:
Subscribed	4,879,947	11,298,141	12,284	44,916
Distributions Reinvested	7,385	17,054	1	3
Redeemed	(3,544,302)	(10,815,248)	(16,268)	(52,679)
Participant Class:
Subscribed	2,454,134	5,721,956	53,245,512	94,973,930
Distributions Reinvested	5	11	87,800	201,778
Redeemed	(2,515,198)	(5,296,928)	(53,352,130)	(95,603,585)
Cash Management Class:
Distributions Reinvested	11	69	3	12
Redeemed	(666)	(747)	—	(225)
Select Class:
Distributions Reinvested	1	2	—	—
CastleOak Shares Class:
Subscribed	26,459,658	27,109,050	—	—
Distributions Reinvested	60,781	87,280	—	—
Redeemed	(27,124,244)	(26,799,202)	—	—
Impact Class:
Subscribed	50,874,905	60,104,713	—	—
Distributions Reinvested	29,075	26,909	—	—
Redeemed	(50,413,507)	(59,454,671)	—	—
Impact Partner Class:
Subscribed	2,531,367	1,261,381 *	—	—
Distributions Reinvested	28,323	5,139 *	—	—
Redeemed	(1,896,475)	(323,000)*	—	—
Advisor Class:
Subscribed	112,806	38,624 **	—	—
Distributions Reinvested	697	214 **	—	—
Redeemed	(63,929)	(16,828)**	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,449,567	11,758,250	(207,753)	(520,514)
Total Increase (Decrease) in Net Assets	17,452,471	11,754,726	(207,561)	(520,461)
Net Assets:
Beginning of Period	155,108,027	143,353,301	5,170,027	5,690,488
End of Period	$172,560,498	$155,108,027	$4,962,466	$5,170,027

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	656,837,341	1,020,522,920	2,770,818	6,672,018
Shares Issued on Distributions Reinvested	1,642,397	3,258,601	13,109	31,669
Shares Redeemed	(643,308,982)	(1,016,425,229)	(2,968,885)	(6,788,360)
Net Increase (Decrease) in Institutional Class Shares Outstanding	15,170,756	7,356,292	(184,958)	(84,673)
Institutional Select Class:
Shares Subscribed	15,590,581	22,485,227	—	—
Shares Issued on Distributions Reinvested	118,624	269,554	1	3
Shares Redeemed	(15,596,332)	(22,512,901)	—	—
Net Increase in Institutional Select Class Shares Outstanding	112,873	241,880	1	3
Investor Class:
Shares Subscribed	4,442,442	11,251,562	—	—
Shares Issued on Distributions Reinvested	38	225	1	3
Shares Redeemed	(4,114,517)	(9,904,739)	—	—
Net Increase in Investor Class Shares Outstanding	327,963	1,347,048	1	3
Administrative Class:
Shares Subscribed	253,541	659,578	—	—
Shares Issued on Distributions Reinvested	952	3,878	1	3
Shares Redeemed	(297,292)	(814,345)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(42,799)	(150,889)	1	3
Advisory Class:
Shares Subscribed	4,879,947	11,298,141	12,284	44,916
Shares Issued on Distributions Reinvested	7,385	17,054	1	3
Shares Redeemed	(3,544,302)	(10,815,248)	(16,268)	(52,679)
Net Increase (Decrease) in Advisory Class Shares Outstanding	1,343,030	499,947	(3,983)	(7,760)
Participant Class:
Shares Subscribed	2,454,134	5,721,956	53,245,512	94,973,930
Shares Issued on Distributions Reinvested	5	11	87,800	201,778
Shares Redeemed	(2,515,198)	(5,296,928)	(53,352,130)	(95,603,585)
Net Increase (Decrease) in Participant Class Shares Outstanding	(61,059)	425,039	(18,818)	(427,877)
Cash Management Class:
Shares Issued on Distributions Reinvested	11	69	3	12
Shares Redeemed	(666)	(747)	—	(225)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(655)	(678)	3	(213)
Select Class:
Shares Issued on Distributions Reinvested	1	2	—	—
Castleoak Shares Class:
Shares Subscribed	26,459,658	27,109,050	—	—
Shares Issued on Distributions Reinvested	60,781	87,280	—	—
Shares Redeemed	(27,124,244)	(26,799,202)	—	—
Net Increase (Decrease) in Castleoak Shares Class Shares Outstanding	(603,805)	397,128	—	—
Impact Class:
Shares Subscribed	50,874,905	60,104,713	—	—
Shares Issued on Distributions Reinvested	29,075	26,909	—	—
Shares Redeemed	(50,413,507)	(59,454,671)	—	—
Net Increase in Impact Class Shares Outstanding	490,473	676,951	—	—
Impact Partner Class:
Shares Subscribed	2,531,367	1,261,381 *	—	—
Shares Issued on Distributions Reinvested	28,323	5,139 *	—	—
Shares Redeemed	(1,896,475)	(323,000)*	—	—
Net Increase in Impact Partner Class Shares Outstanding	663,215	943,520	—	—
Advisor Class:
Shares Subscribed	112,806	38,624 **	—	—
Shares Issued on Distributions Reinvested	697	214 **	—	—
Shares Redeemed	(63,929)	(16,828)**	—	—
Net Increase in Advisor Class Shares Outstanding	49,574	22,010	—	—

*  For the period March 5, 2024 through October 31, 2024.

**  For the period March 27, 2024 through October 31, 2024.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$706,975	$1,492,990	$1,158,802	$2,436,508
Net Realized Gain (Loss)	493	(2,824)	1,105	(1,763)
Net Increase in Net Assets Resulting from Operations	707,468	1,490,166	1,159,907	2,434,745
Dividends and Distributions to Shareholders:
Institutional Class	(563,156)	(1,210,023)	(1,153,398)	(2,423,411)
Institutional Select Class	(71,416)	(153,103)	(132)	(369)
Investor Class	(5,167)	(4,860)	(834)	(240)
Administrative Class	(490)	(638)	(2,664)	(5,188)
Advisory Class	(8,751)	(20,389)	(264)	(5,415)
Participant Class	(55,628)	(103,178)	(1,363)	(1,467)
Cash Management Class	(61)	(194)	(143)	(346)
Select Class	(1)	(2)	(1)	(2)
Impact Class	—	—	(1)	(2)
Impact Partner Class	—	—	(1)	(2)
Advisor Class	(2,305)	(531)	(1)	(1)
Total Dividends and Distributions to Shareholders	(706,975)	(1,492,918)	(1,158,802)	(2,436,443)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	98,732,467	141,574,047	94,548,097	160,420,749
Distributions Reinvested	305,330	662,207	876,768	1,807,377
Redeemed	(96,058,649)	(144,843,225)	(91,058,932)	(158,377,727)
Institutional Select Class:
Subscribed	2,655,418	5,189,985	27,831	43,130
Distributions Reinvested	71,424	153,113	43	96
Redeemed	(2,534,006)	(5,247,466)	(11,387)	(46,703)
Investor Class:
Subscribed	1,180,521	1,284,525	31,603	16,893
Distributions Reinvested	1	238	19	167
Redeemed	(975,152)	(1,279,180)	(7,446)	(9,246)
Administrative Class:
Subscribed	35,343	38,124	98,307	104,979
Distributions Reinvested	84	263	1	3
Redeemed	(19,576)	(31,047)	(95,438)	(78,783)
Advisory Class:
Subscribed	1,008,139	2,078,559	25,215	376,068
Distributions Reinvested	1,377	3,236	175	4,236
Redeemed	(1,004,438)	(2,085,638)	(18,542)	(478,065)
Participant Class:
Subscribed	3,933,676	5,435,578	110,510	5,318
Distributions Reinvested	614	651	901	11
Redeemed	(3,904,353)	(4,530,357)	(107,054)	(14,031)
Cash Management Class:
Subscribed	—	— @	—	—
Distributions Reinvested	61	194	143	346
Redeemed	(801)	(1,469)	(73)	(771)
Select Class:
Distributions Reinvested	1	2	1	2
Impact Class:
Subscribed	—	—	—	50 *
Impact Partner Class:
Subscribed	—	—	—	50 *
Advisor Class:
Subscribed	222,694	136,039 **	—	50 ***
Distributions Reinvested	2,304	529 **	—	—
Redeemed	(151,563)	(94,302)**	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,500,916	(1,555,394)	4,420,742	3,774,199
Total Increase (Decrease) in Net Assets	3,501,409	(1,558,146)	4,421,847	3,772,501
Net Assets:
Beginning of Period	30,400,956	31,959,102	50,040,148	46,267,647
End of Period	$33,902,365	$30,400,956	$54,461,995	$50,040,148

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	98,732,467	141,574,047	94,548,097	160,420,749
Shares Issued on Distributions Reinvested	305,330	662,207	876,768	1,807,377
Shares Redeemed	(96,058,649)	(144,843,225)	(91,058,932)	(158,377,727)
Net Increase (Decrease) in Institutional Class Shares Outstanding	2,979,148	(2,606,971)	4,365,933	3,850,399
Institutional Select Class:
Shares Subscribed	2,655,418	5,189,985	27,831	43,130
Shares Issued on Distributions Reinvested	71,424	153,113	43	96
Shares Redeemed	(2,534,006)	(5,247,466)	(11,387)	(46,703)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	192,836	95,632	16,487	(3,477)
Investor Class:
Shares Subscribed	1,180,521	1,284,525	31,603	16,893
Shares Issued on Distributions Reinvested	1	238	19	167
Shares Redeemed	(975,152)	(1,279,180)	(7,446)	(9,246)
Net Increase in Investor Class Shares Outstanding	205,370	5,583	24,176	7,814
Administrative Class:
Shares Subscribed	35,343	38,124	98,307	104,979
Shares Issued on Distributions Reinvested	84	263	1	3
Shares Redeemed	(19,576)	(31,047)	(95,438)	(78,783)
Net Increase in Administrative Class Shares Outstanding	15,851	7,340	2,870	26,199
Advisory Class:
Shares Subscribed	1,008,139	2,078,559	25,215	376,068
Shares Issued on Distributions Reinvested	1,377	3,236	175	4,236
Shares Redeemed	(1,004,438)	(2,085,638)	(18,542)	(478,065)
Net Increase (Decrease) in Advisory Class Shares Outstanding	5,078	(3,843)	6,848	(97,761)
Participant Class:
Shares Subscribed	3,933,676	5,435,578	110,510	5,318
Shares Issued on Distributions Reinvested	614	651	901	11
Shares Redeemed	(3,904,353)	(4,530,357)	(107,054)	(14,031)
Net Increase (Decrease) in Participant Class Shares Outstanding	29,937	905,872	4,357	(8,702)
Cash Management Class:
Shares Subscribed	—	— @@	—	—
Shares Issued on Distributions Reinvested	61	194	143	346
Shares Redeemed	(801)	(1,469)	(73)	(771)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(740)	(1,275)	70	(425)
Select Class:
Shares Issued on Distributions Reinvested	1	2	1	2
Impact Class:
Shares Subscribed	—	—	—	50 *
Impact Partner Class:
Shares Subscribed	—	—	—	50 *
Advisor Class:
Shares Subscribed	222,694	136,039 **	—	50 ***
Shares Issued on Distributions Reinvested	2,304	529 **	—	—
Shares Redeemed	(151,563)	(94,302)**	—	—
Net Increase in Advisor Class Shares Outstanding	73,435	42,266	—	50

@  Value is less than $500

*  For the period March 5, 2024 through October 31, 2024.

**  For the period March 27, 2024 through October 31, 2024.

***  For the period June 27, 2024 through October 31, 2024.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2025 (unaudited) (000)	Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,780	$14,960
Net Realized Gain	—	—	@
Net Change in Unrealized Appreciation (Depreciation)	—	50
Net Increase in Net Assets Resulting from Operations	6,780	15,010
Dividends and Distributions to Shareholders:
Wealth*	(6,773)	(14,928)
Wealth S**	(1)	(2)
Cash Management Class	(2)	(28)
Select Class	(— @)	(1)
Advisor Class	(1)	(1)
Total Dividends and Distributions to Shareholders	(6,777)	(14,960)
Capital Share Transactions:(1)
Wealth:*
Subscribed	383,024	770,454
Distributions Reinvested	6,502	13,200
Redeemed	(352,901)	(792,959)
Wealth S:**
Subscribed	—	—	@
Distributions Reinvested	1	2
Cash Management Class:
Subscribed	—	2
Distributions Reinvested	2	23
Redeemed	(— @)	(1,133)
Select Class:
Subscribed	—	50	***
Advisor Class:
Subscribed	—	50	****
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	36,628	(10,311)
Total Increase (Decrease) in Net Assets	36,631	(10,261)
Net Assets:
Beginning of Period	464,826	475,087
End of Period	$501,457	$464,826
(1) Capital Share Transactions:
Wealth Class:*
Shares Subscribed	383,024	770,450
Shares Issued on Distributions Reinvested	6,502	13,200
Shares Redeemed	(352,901)	(792,947)
Net Increase (Decrease) in Wealth Class Shares Outstanding	36,625	(9,297)
Wealth S Class:**
Shares Subscribed	—	—	@@
Shares Issued on Distributions Reinvested	1	2
Net Increase in Wealth S Class Shares Outstanding	1	2
Cash Management Class:
Shares Subscribed	—	2
Shares Issued on Distributions Reinvested	2	23
Shares Redeemed	(— @@)	(1,133)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	2	(1,108)
Select Class:
Shares Subscribed	—	50	***
Advisor Class:
Shares Subscribed	—	50	****

*  Institutional Class was renamed Wealth Class for Tax-Exempt Portfolio effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

***  For the period February 29, 2024 through October 31, 2024.

****  For the period March 27, 2024 through October 31, 2024.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Wealth Class+
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.26	%(3)
Year Ended 10/31/24	1.000	0.053	(1)	0.000	(2)	(0.053)		1.000	5.48	%(5)
Year Ended 10/31/23	1.001	0.048	(1)	0.000	(2)	(0.049)		1.000	4.89%
Year Ended 10/31/22	1.0009	0.0099	(1)	0.0002	(2)	(0.0103)		1.0007	1.01%
Year Ended 10/31/21	1.0010	0.0006	(1)	(0.0001	)(2)	(0.0006)		1.0009	0.05%
Year Ended 10/31/20	1.0008	0.0087	(1)	0.0005		(0.0090)		1.0010	0.92%
Wealth S Class++
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.24	%(3)
Year Ended 10/31/24	1.000	0.053	(1)	0.000	(2)	(0.053)		1.000	5.42	%(5)
Year Ended 10/31/23	1.001	0.047	(1)	0.000	(2)	(0.048)		1.000	4.85%
Year Ended 10/31/22	1.0007	0.0096	(1)	0.0001	(2)	(0.0099)		1.0005	0.98%
Year Ended 10/31/21	1.0008	0.0004	(1)(2)	(0.0001	)(2)	(0.0004	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0006	0.0082	(1)	0.0005		(0.0085)		1.0008	0.87%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.14	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.21	%(5)
Year Ended 10/31/23	1.001	0.045	(1)	0.000	(2)	(0.046)		1.000	4.60%
Year Ended 10/31/22	1.0011	0.0083	(1)	0.0002	(2)	(0.0087)		1.0009	0.85%
Year Ended 10/31/21	1.0012	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0011	0.02%
Year Ended 10/31/20	1.0010	0.0065	(1)	0.0005		(0.0068)		1.0012	0.70%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.01	%(3)
Year Ended 10/31/24	1.000	0.048	(1)	0.000	(2)	(0.048)		1.000	4.95	%(5)
Year Ended 10/31/23	1.001	0.043	(1)	0.000	(2)	(0.044)		1.000	4.39%
Year Ended 10/31/22	1.0007	0.0070	(1)	0.0002	(2)	(0.0074)		1.0005	0.72%
Year Ended 10/31/21	1.0008	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0007	0.02%
Year Ended 10/31/20	1.0006	0.0049	(1)	0.0005		(0.0052)		1.0008	0.54%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.19	%(3)
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(5)
Year Ended 10/31/23	1.001	0.046	(1)	0.000	(2)	(0.047)		1.000	4.75%
Year Ended 10/31/22	1.0007	0.0090	(1)	0.0001	(2)	(0.0093)		1.0005	0.91%
Year Ended 10/31/21	1.0007	0.0003	(1)(2)	0.0000	(2)	(0.0003	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0005	0.0073	(1)	0.0004	(2)	(0.0075)		1.0007	0.78%
Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.018	(1)	$0.000	(2)	$(0.018)		$1.000	1.86	%(3)
Year Ended 10/31/24	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.64	%(5)
For the Period Ended 10/31/23(7)	1.000	0.042	(1)	(0.009)		(0.033)		1.000	3.37	%(3)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.26	%(3)
For the Period Ended 10/31/24(8)	1.000	0.035	(1)	0.000	(2)	(0.035)		1.000	3.54	%(3)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.26	%(3)
For the Period Ended 10/31/24(9)	1.000	0.032	(1)	0.000	(2)	(0.032)		1.000	3.20	%(3)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Wealth Class+
Six Months Ended 04/30/25 (unaudited)	$3,354,818	0.17	%(4)	0.22	%(4)	4.51	%(4)	4.46	%(4)
Year Ended 10/31/24	2,903,797	0.19%		0.23%		5.31%		5.27%
Year Ended 10/31/23	2,134,251	0.18%		0.25%		4.78%		4.71%
Year Ended 10/31/22	3,192,797	0.16%		0.22%		0.99%		0.93%
Year Ended 10/31/21	3,291,307	0.14%		0.22%		0.06%		(0.02)%
Year Ended 10/31/20	4,142,846	0.13%		0.22%		0.87%		0.78%
Wealth S Class++
Six Months Ended 04/30/25 (unaudited)	$59	0.22	%(4)(6)	0.27	%(4)	4.26	%(4)	4.21	%(4)
Year Ended 10/31/24	57	0.24	%(6)	0.28%		5.26%		5.22%
Year Ended 10/31/23	54	0.23	%(6)	0.30%		4.73%		4.66%
Year Ended 10/31/22	53	0.19	%(6)	0.27%		0.96%		0.88%
Year Ended 10/31/21	51	0.16	%(6)	0.27%		0.04%		(0.07)%
Year Ended 10/31/20	51	0.18	%(6)	0.27%		0.82%		0.73%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$58	0.42	%(4)(6)	0.47	%(4)	4.25	%(4)	4.19	%(4)
Year Ended 10/31/24	57	0.44	%(6)	0.48%		5.06%		5.02%
Year Ended 10/31/23	54	0.43	%(6)	0.50%		4.53%		4.46%
Year Ended 10/31/22	52	0.32	%(6)	0.47%		0.83%		0.68%
Year Ended 10/31/21	51	0.17	%(6)	0.47%		0.03%		(0.27)%
Year Ended 10/31/20	51	0.36	%(6)	0.47%		0.65%		0.54%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$57	0.67	%(4)(6)	0.72	%(4)	4.01	%(4)	3.96	%(4)
Year Ended 10/31/24	56	0.69	%(6)	0.73%		4.81%		4.77%
Year Ended 10/31/23	54	0.68	%(6)	0.75%		4.28%		4.21%
Year Ended 10/31/22	51	0.45	%(6)	0.72%		0.70%		0.43%
Year Ended 10/31/21	51	0.17	%(6)	0.72%		0.03%		(0.52)%
Year Ended 10/31/20	51	0.52	%(6)	0.72%		0.49%		0.29%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1,542	0.32	%(4)(6)	0.37	%(4)	4.36	%(4)	4.31	%(4)
Year Ended 10/31/24	1,786	0.34	%(6)	0.38%		5.16%		5.12%
Year Ended 10/31/23	4,161	0.33	%(6)	0.40%		4.63%		4.56%
Year Ended 10/31/22	7,338	0.25	%(6)	0.37%		0.90%		0.78%
Year Ended 10/31/21	8,341	0.17	%(6)	0.37%		0.03%		(0.17)%
Year Ended 10/31/20	8,784	0.28	%(6)	0.37%		0.72%		0.63%
Select Class
Six Months Ended 04/30/25 (unaudited)	$55	0.97	%(4)(6)	1.02	%(4)	3.71	%(4)	3.66	%(4)
Year Ended 10/31/24	54	0.99	%(6)	1.03%		4.51%		4.47%
For the Period Ended 10/31/23(7)	52	0.98	%(4)(6)	1.05	%(4)	5.44	%(4)	5.37	%(4)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$50	0.17	%(4)	0.22	%(4)	4.51	%(4)	4.46	%(4)
For the Period Ended 10/31/24(8)	50	0.19	%(4)	0.23	%(4)	5.31	%(4)	5.27	%(4)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$63,394	0.17	%(4)	0.22	%(4)	4.51	%(4)	4.46	%(4)
For the Period Ended 10/31/24(9)	37,560	0.19	%(4)	0.23	%(4)	5.31	%(4)	5.27	%(4)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$1.0003	$0.0223	(1)	$(0.0002	)(2)	$(0.0223)		$1.0001	2.23	%(3)
Year Ended 10/31/24	1.0002	0.0534	(1)	0.0001	(2)	(0.0534)		1.0003	5.49	%(5)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
Year Ended 10/31/22	1.0001	0.0104	(1)	(0.0002	)(2)	(0.0104)		0.9999	1.02%
Year Ended 10/31/21	1.0001	0.0007	(1)	0.0000	(2)	(0.0007)		1.0001	0.07%
Year Ended 10/31/20	1.0008	0.0081	(1)	0.0001	(2)	(0.0089)		1.0001	0.83%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$1.0000	$0.0220	(1)	$(0.0002	)(2)	$(0.0220)		$0.9998	2.21	%(3)
Year Ended 10/31/24	0.9999	0.0529	(1)	0.0001	(2)	(0.0529)		1.0000	5.44	%(5)
Year Ended 10/31/23	0.9996	0.0486	(1)	0.0001	(2)	(0.0484)		0.9999	4.97%
Year Ended 10/31/22	0.9998	0.0100	(1)	(0.0001	)(2)	(0.0101)		0.9996	0.99%
Year Ended 10/31/21	0.9998	0.0004	(1)(2)	0.0001	(2)	(0.0005)		0.9998	0.05%
Year Ended 10/31/20	1.0006	0.0076	(1)	0.0001	(2)	(0.0085)		0.9998	0.77%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$1.0003	$0.0211	(1)	$(0.0002	)(2)	$(0.0210)		$1.0002	2.12	%(3)
Year Ended 10/31/24	1.0002	0.0509	(1)	0.0001	(2)	(0.0509)		1.0003	5.21	%(5)
Year Ended 10/31/23	1.0000	0.0466	(1)	0.0000	(2)	(0.0464)		1.0002	4.76%
Year Ended 10/31/22	0.9998	0.0096	(1)	(0.0006)		(0.0088)		1.0000	0.90%
Year Ended 10/31/21	0.9997	0.0005	(1)	0.0000	(2)	(0.0004	)(2)	0.9998	0.05%
Year Ended 10/31/20	1.0003	0.0058	(1)	0.0003	(2)	(0.0067)		0.9997	0.61%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1.0000	$0.0215	(1)	$(0.0002	)(2)	$(0.0215)		$0.9998	2.16	%(3)
Year Ended 10/31/24	0.9999	0.0519	(1)	0.0001	(2)	(0.0519)		1.0000	5.33	%(5)
Year Ended 10/31/23	0.9998	0.0476	(1)	(0.0001	)(2)	(0.0474)		0.9999	4.85%
Year Ended 10/31/22	1.0000	0.0095	(1)	(0.0003	)(2)	(0.0094)		0.9998	0.93%
Year Ended 10/31/21	1.0000	0.0004	(1)(2)	0.0000	(2)	(0.0004	)(2)	1.0000	0.04%
Year Ended 10/31/20	1.0005	0.0066	(1)	0.0004	(2)	(0.0075)		1.0000	0.70%
CastleOak Shares Class
Six Months Ended 04/30/25 (unaudited)	$1.0003	$0.0223	(1)	$(0.0002	)(2)	$(0.0223)		$1.0001	2.23	%(3)
Year Ended 10/31/24	1.0002	0.0534	(1)	0.0001	(2)	(0.0534)		1.0003	5.49	%(5)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.01%
For the Period Ended 10/31/22(10)	1.0000	0.0025	(1)	(0.0002	)(2)	(0.0024)		0.9999	0.24	%(3)
Impact Class
Six Months Ended 04/30/25 (unaudited)	$1.0003	$0.0223	(1)	$(0.0002	)(2)	$(0.0223)		$1.0001	2.23	%(3)
Year Ended 10/31/24	1.0002	0.0534	(1)	0.0001	(2)	(0.0534)		1.0003	5.49	%(5)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
For the Period Ended 10/31/22(11)	0.9997	0.0105	(1)	(0.0003	)(2)	(0.0100)		0.9999	1.03	%(3)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$1.0003	$0.0223	(1)	$(0.0003	)(2)	$(0.0223)		$1.0000	2.22	%(3)
For the Period Ended 10/31/24(8)	1.0000	0.0325	(1)	0.0026		(0.0348)		1.0003	3.53	%(3)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$10,891,815	0.20	%(4)	0.21	%(4)	4.49	%(4)	4.48	%(4)
Year Ended 10/31/24	11,682,116	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	15,994,223	0.20%		0.21%		4.91%		4.90%
Year Ended 10/31/22	14,651,432	0.15%		0.21%		1.05%		0.99%
Year Ended 10/31/21	16,772,763	0.14%		0.21%		0.06%		(0.01)%
Year Ended 10/31/20	20,230,517	0.13%		0.21%		0.81%		0.73%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$33,680	0.25	%(4)(6)	0.26	%(4)	4.44	%(4)	4.43	%(4)
Year Ended 10/31/24	31,266	0.25	%(6)	0.26%		5.29%		5.28%
Year Ended 10/31/23	22,140	0.25	%(6)	0.26%		4.86%		4.85%
Year Ended 10/31/22	22,760	0.19	%(6)	0.26%		1.01%		0.94%
Year Ended 10/31/21	5,723	0.16	%(6)	0.26%		0.04%		(0.06)%
Year Ended 10/31/20	24,041	0.18	%(6)	0.26%		0.76%		0.68%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$59	0.45	%(4)(6)	0.46	%(4)	4.24	%(4)	4.23	%(4)
Year Ended 10/31/24	58	0.45	%(6)	0.46%		5.09%		5.08%
Year Ended 10/31/23	58,315	0.45	%(6)	0.46%		4.66%		4.65%
Year Ended 10/31/22	52	0.24	%(6)	0.46%		0.96%		0.74%
Year Ended 10/31/21	1,659	0.14	%(6)	0.46%		0.06%		(0.26)%
Year Ended 10/31/20	51	0.36	%(6)	0.46%		0.59%		0.49%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$355	0.35	%(4)(6)	0.36	%(4)	4.34	%(4)	4.33	%(4)
Year Ended 10/31/24	351	0.35	%(6)	0.36%		5.19%		5.18%
Year Ended 10/31/23	424	0.35	%(6)	0.36%		4.76%		4.75%
Year Ended 10/31/22	4,733	0.25	%(6)	0.36%		0.95%		0.84%
Year Ended 10/31/21	5,343	0.16	%(6)	0.36%		0.04%		(0.16)%
Year Ended 10/31/20	5,573	0.28	%(6)	0.36%		0.66%		0.58%
CastleOak Shares Class
Six Months Ended 04/30/25 (unaudited)	$1,164,444	0.20	%(4)	0.21	%(4)	4.49	%(4)	4.48	%(4)
Year Ended 10/31/24	1,267,627	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	866,430	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(10)	50	0.15	%(4)	0.21	%(4)	1.05	%(4)	0.99	%(4)
Impact Class
Six Months Ended 04/30/25 (unaudited)	$50	0.20	%(4)	0.21	%(4)	4.49	%(4)	4.48	%(4)
Year Ended 10/31/24	299,927	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	321,574	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(11)	50	0.15	%(4)	0.21	%(4)	1.05	%(4)	0.99	%(4)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$100,566	0.20	%(4)	0.21	%(4)	4.49	%(4)	4.48	%(4)
For the Period Ended 10/31/24(8)	468,330	0.20	%(4)	0.21	%(4)	5.34	%(4)	5.33	%(4)
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.19	%(3)
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(5)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.17	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.26	%(5)
Year Ended 10/31/23	1.000	0.047	(1)	(0.001)		(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.57%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.14	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.21	%(5)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.12	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.16	%(5)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.07	%(3)
Year Ended 10/31/24	1.000	0.049	(1)	0.000	(2)	(0.049)		1.000	5.05	%(5)
Year Ended 10/31/23	1.000	0.045	(1)	(0.001)		(0.044)		1.000	4.51%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.47%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.019	(1)	$0.000	(2)	$(0.019)		$1.000	1.94	%(3)
Year Ended 10/31/24	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.79	%(5)
Year Ended 10/31/23	1.000	0.042	(1)	0.000	(2)	(0.042)		1.000	4.25%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.65%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.003	(1)	0.001		(0.004)		1.000	0.38%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.12	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.16	%(5)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.018	(1)	$0.000	(2)	$(0.018)		$1.000	1.79	%(3)
Year Ended 10/31/24	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.48	%(5)
Year Ended 10/31/23	1.000	0.039	(1)	0.000	(2)	(0.039)		1.000	3.94%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.52%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.001	(1)	0.002		(0.003)		1.000	0.26%
Castleoak Shares Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.19	%(3)
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(5)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
For the Period Ended 10/31/21(12)	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01	%(3)
Impact Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.19	%(3)
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(5)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
For the Period Ended 10/31/22(11)	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.91	%(3)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.19	%(3)
For the Period Ended 10/31/24(8)	1.000	0.034	(1)	0.000	(2)	(0.034)		1.000	3.45	%(3)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.19	%(3)
For the Period Ended 10/31/24(9)	1.000	0.031	(1)	0.000	(2)	(0.031)		1.000	3.12	%(3)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$147,473,288	0.15	%(4)	N/A		0.20	%(4)	4.37	%(4)	4.32	%(4)
Year Ended 10/31/24	132,300,048	0.15%		N/A		0.20%		5.18%		5.13%
Year Ended 10/31/23	124,946,773	0.16%		N/A		0.21%		4.72%		4.67%
Year Ended 10/31/22	105,123,361	0.12%		N/A		0.21%		0.92%		0.83%
Year Ended 10/31/21	125,443,478	0.07%		N/A		0.21%		0.02%		(0.12)%
Year Ended 10/31/20	75,357,703	0.17%		0.17%		0.21%		0.48%		0.44%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$5,970,227	0.20	%(4)(6)	N/A		0.25	%(4)	4.32	%(4)	4.27	%(4)
Year Ended 10/31/24	5,857,261	0.20	%(6)	N/A		0.25%		5.13%		5.08%
Year Ended 10/31/23	5,615,525	0.21	%(6)	N/A		0.26%		4.67%		4.62%
Year Ended 10/31/22	19,822,512	0.15	%(6)	N/A		0.26%		0.89%		0.78%
Year Ended 10/31/21	22,579,049	0.07	%(6)	N/A		0.26%		0.02%		(0.17)%
Year Ended 10/31/20	10,462,967	0.20	%(6)	0.20	%(6)	0.26%		0.45%		0.39%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$6,475,688	0.25	%(4)(6)	N/A		0.30	%(4)	4.27	%(4)	4.22	%(4)
Year Ended 10/31/24	6,147,621	0.25	%(6)	N/A		0.30%		5.08%		5.03%
Year Ended 10/31/23	4,800,726	0.26	%(6)	N/A		0.31%		4.62%		4.57%
Year Ended 10/31/22	3,992,292	0.19	%(6)	N/A		0.31%		0.85%		0.73%
Year Ended 10/31/21	1,433,481	0.07	%(6)	N/A		0.31%		0.02%		(0.22)%
Year Ended 10/31/20	1,509,475	0.25	%(6)	0.25	%(6)	0.31%		0.40%		0.34%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$208,856	0.30	%(4)(6)	N/A		0.35	%(4)	4.22	%(4)	4.17	%(4)
Year Ended 10/31/24	251,650	0.30	%(6)	N/A		0.35%		5.03%		4.98%
Year Ended 10/31/23	402,547	0.31	%(6)	N/A		0.36%		4.57%		4.52%
Year Ended 10/31/22	314,143	0.21	%(6)	N/A		0.36%		0.83%		0.68%
Year Ended 10/31/21	357,558	0.07	%(6)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	161,405	0.26	%(6)	0.26	%(6)	0.36%		0.39%		0.29%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$3,740,132	0.40	%(4)(6)	N/A		0.45	%(4)	4.12	%(4)	4.07	%(4)
Year Ended 10/31/24	2,397,061	0.40	%(6)	N/A		0.45%		4.93%		4.88%
Year Ended 10/31/23	1,897,168	0.41	%(6)	N/A		0.46%		4.47%		4.42%
Year Ended 10/31/22	1,428,422	0.27	%(6)	N/A		0.46%		0.77%		0.58%
Year Ended 10/31/21	1,794,163	0.07	%(6)	N/A		0.46%		0.02%		(0.37)%
Year Ended 10/31/20	1,143,921	0.30	%(6)	0.30	%(6)	0.46%		0.35%		0.19%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$2,906,421	0.65	%(4)(6)	N/A		0.70	%(4)	3.87	%(4)	3.82	%(4)
Year Ended 10/31/24	2,967,432	0.65	%(6)	N/A		0.70%		4.68%		4.63%
Year Ended 10/31/23	2,542,447	0.66	%(6)	N/A		0.71%		4.22%		4.17%
Year Ended 10/31/22	2,291,041	0.40	%(6)	N/A		0.71%		0.64%		0.33%
Year Ended 10/31/21	2,082,873	0.07	%(6)	N/A		0.71%		0.02%		(0.62)%
Year Ended 10/31/20	1,671,051	0.36	%(6)	0.36	%(6)	0.71%		0.29%		(0.06)%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$411	0.30	%(4)(6)	N/A		0.35	%(4)	4.22	%(4)	4.17	%(4)
Year Ended 10/31/24	1,067	0.30	%(6)	N/A		0.35%		5.03%		4.98%
Year Ended 10/31/23	1,745	0.31	%(6)	N/A		0.36%		4.57%		4.52%
Year Ended 10/31/22	1,761	0.20	%(6)	N/A		0.36%		0.84%		0.68%
Year Ended 10/31/21	4,397	0.07	%(6)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	4,704	0.26	%(6)	0.26	%(6)	0.36%		0.39%		0.29%
Select Class
Six Months Ended 04/30/25 (unaudited)	$56	0.95	%(4)(6)	N/A		1.00	%(4)	3.57	%(4)	3.52	%(4)
Year Ended 10/31/24	55	0.95	%(6)	N/A		1.00%		4.38%		4.33%
Year Ended 10/31/23	53	0.96	%(6)	N/A		1.01%		3.92%		3.87%
Year Ended 10/31/22	51	0.53	%(6)	N/A		1.01%		0.51%		0.03%
Year Ended 10/31/21	51	0.07	%(6)	N/A		1.01%		0.02%		(0.92)%
Year Ended 10/31/20	51	0.51	%(6)	0.51	%(6)	1.01%		0.14%		(0.36)%
Castleoak Shares Class
Six Months Ended 04/30/25 (unaudited)	$2,098,369	0.15	%(4)	N/A		0.20	%(4)	4.37	%(4)	4.32	%(4)
Year Ended 10/31/24	2,702,094	0.15%		N/A		0.20%		5.18%		5.13%
Year Ended 10/31/23	2,305,053	0.16%		N/A		0.21%		4.72%		4.67%
Year Ended 10/31/22	371,597	0.12%		N/A		0.21%		0.92%		0.83%
For the Period Ended 10/31/21(12)	371,765	0.07	%(4)	N/A		0.21	%(4)	0.02	%(4)	(0.12	)%(4)
Impact Class
Six Months Ended 04/30/25 (unaudited)	$2,008,707	0.15	%(4)	N/A		0.20	%(4)	4.37	%(4)	4.32	%(4)
Year Ended 10/31/24	1,518,203	0.15%		N/A		0.20%		5.18%		5.13%
Year Ended 10/31/23	841,264	0.16%		N/A		0.21%		4.72%		4.67%
For the Period Ended 10/31/22(11)	826,509	0.12	%(4)	N/A		0.21	%(4)	0.92	%(4)	0.83	%(4)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$1,606,759	0.15	%(4)	N/A		0.20	%(4)	4.37	%(4)	4.32	%(4)
For the Period Ended 10/31/24(8)	943,525	0.15	%(4)	N/A		0.20	%(4)	5.18	%(4)	5.13	%(4)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$71,584	0.15	%(4)	N/A		0.20	%(4)	4.37	%(4)	4.32	%(4)
For the Period Ended 10/31/24(9)	22,010	0.15	%(4)	N/A		0.20	%(4)	5.18	%(4)	5.13	%(4)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.15	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.24	%(5)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.71%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.12	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	(0.001)		(0.050)		1.000	5.19	%(5)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.66%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.10	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.14	%(5)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.55%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.07	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	(0.001)		(0.049)		1.000	5.09	%(5)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.02	%(3)
Year Ended 10/31/24	1.000	0.049	(1)	(0.001)		(0.048)		1.000	4.98	%(5)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.02	%(3)
Year Ended 10/31/24	1.000	0.049	(1)	(0.001)		(0.048)		1.000	4.98	%(5)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.07	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	(0.001)		(0.049)		1.000	5.08	%(5)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.53%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$828,281	0.20	%(4)	0.22	%(4)	4.28	%(4)	4.26	%(4)
Year Ended 10/31/24	1,013,205	0.20%		0.23%		5.12%		5.09%
Year Ended 10/31/23	1,097,870	0.20%		0.21%		4.57%		4.56%
Year Ended 10/31/22	817,742	0.13%		0.22%		0.57%		0.48%
Year Ended 10/31/21	1,622,265	0.06%		0.22%		0.00	%(13)	(0.16)%
Year Ended 10/31/20	406,598	0.18%		0.21%		0.46%		0.43%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$58	0.25	%(4)(6)	0.27	%(4)	4.23	%(4)	4.21	%(4)
Year Ended 10/31/24	57	0.25	%(6)	0.28%		5.07%		5.04%
Year Ended 10/31/23	54	0.25	%(6)	0.26%		4.52%		4.51%
Year Ended 10/31/22	51	0.16	%(6)	0.27%		0.54%		0.43%
Year Ended 10/31/21	51	0.06	%(6)	0.27%		0.00	%(13)	(0.21)%
Year Ended 10/31/20	51	0.21	%(6)	0.27%		0.43%		0.37%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$58	0.30	%(4)(6)	0.32	%(4)	4.18	%(4)	4.16	%(4)
Year Ended 10/31/24	56	0.30	%(6)	0.33%		5.02%		4.99%
Year Ended 10/31/23	54	0.30	%(6)	0.31%		4.47%		4.46%
Year Ended 10/31/22	51	0.19	%(6)	0.32%		0.51%		0.38%
Year Ended 10/31/21	51	0.06	%(6)	0.32%		0.00	%(13)	(0.26)%
Year Ended 10/31/20	51	0.24	%(6)	0.31%		0.39%		0.32%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$57	0.35	%(4)(6)	0.37	%(4)	4.13	%(4)	4.11	%(4)
Year Ended 10/31/24	56	0.35	%(6)	0.38%		4.97%		4.94%
Year Ended 10/31/23	54	0.35	%(6)	0.36%		4.42%		4.41%
Year Ended 10/31/22	51	0.22	%(6)	0.37%		0.48%		0.33%
Year Ended 10/31/21	51	0.06	%(6)	0.37%		0.00	%(13)	(0.31)%
Year Ended 10/31/20	51	0.27	%(6)	0.37%		0.37%		0.27%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$41,179	0.45	%(4)(6)	0.47	%(4)	4.03	%(4)	4.01	%(4)
Year Ended 10/31/24	45,161	0.45	%(6)	0.48%		4.87%		4.84%
Year Ended 10/31/23	52,920	0.45	%(6)	0.46%		4.32%		4.31%
Year Ended 10/31/22	40,382	0.27	%(6)	0.47%		0.43%		0.23%
Year Ended 10/31/21	39,201	0.06	%(6)	0.47%		0.00	%(13)	(0.41)%
Year Ended 10/31/20	39,903	0.30	%(6)	0.46%		0.34%		0.18%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$4,092,702	0.45	%(4)(6)	0.72	%(4)	4.03	%(4)	3.76	%(4)
Year Ended 10/31/24	4,111,364	0.45	%(6)	0.73%		4.87%		4.59%
Year Ended 10/31/23	4,539,195	0.45	%(6)	0.71%		4.32%		4.06%
Year Ended 10/31/22	7,014,979	0.24	%(6)	0.72%		0.46%		(0.02)%
Year Ended 10/31/21	15,949,390	0.06	%(6)	0.72%		0.00	%(13)	(0.66)%
Year Ended 10/31/20	6,549,518	0.29	%(6)	0.71%		0.35%		(0.07)%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$131	0.35	%(4)(6)	0.37	%(4)	4.13	%(4)	4.11	%(4)
Year Ended 10/31/24	128	0.35	%(6)	0.38%		4.97%		4.94%
Year Ended 10/31/23	341	0.35	%(6)	0.36%		4.42%		4.41%
Year Ended 10/31/22	327	0.22	%(6)	0.37%		0.48%		0.33%
Year Ended 10/31/21	356	0.06	%(6)	0.37%		0.00	%(13)	(0.31)%
Year Ended 10/31/20	356	0.26	%(6)	0.36%		0.37%		0.27%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.16	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.25	%(5)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.57%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.13	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.20	%(5)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.54%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.11	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.15	%(5)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.62%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.51%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.09	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(5)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.03	%(3)
Year Ended 10/31/24	1.000	0.049	(1)	0.000	(2)	(0.049)		1.000	4.99	%(5)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.46%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.45%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.019	(1)	$0.000	(2)	$(0.019)		$1.000	1.91	%(3)
Year Ended 10/31/24	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.73	%(5)
Year Ended 10/31/23	1.000	0.041	(1)	0.000	(2)	(0.041)		1.000	4.20%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.62%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.36%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.09	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(5)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.57%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.017	(1)	$0.000	(2)	$(0.017)		$1.000	1.76	%(3)
Year Ended 10/31/24	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.42	%(5)
Year Ended 10/31/23	1.000	0.038	(1)	0.000	(2)	(0.038)		1.000	3.89%
Year Ended 10/31/22	1.000	0.004	(1)	0.001		(0.005)		1.000	0.48%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.000	(1)(2)	0.002		(0.002)		1.000	0.25%
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.16	%(3)
For the Period Ended 10/31/24(9)	1.000	0.030	(1)	0.000	(2)	(0.030)		1.000	3.08	%(3)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$26,375,714	0.20	%(4)	N/A		0.21	%(4)	4.31	%(4)	4.30	%(4)
Year Ended 10/31/24	23,396,182	0.20%		N/A		0.21%		5.12%		5.11%
Year Ended 10/31/23	26,005,390	0.20%		N/A		0.21%		4.60%		4.59%
Year Ended 10/31/22	22,268,805	0.14%		N/A		0.21%		0.83%		0.76%
Year Ended 10/31/21	21,468,388	0.07%		N/A		0.21%		0.01%		(0.13)%
Year Ended 10/31/20	22,266,196	0.19%		0.19%		0.21%		0.37%		0.35%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$3,402,791	0.25	%(4)(6)	N/A		0.26	%(4)	4.26	%(4)	4.25	%(4)
Year Ended 10/31/24	3,209,904	0.25	%(6)	N/A		0.26%		5.07%		5.06%
Year Ended 10/31/23	3,114,544	0.25	%(6)	N/A		0.26%		4.55%		4.54%
Year Ended 10/31/22	8,610,123	0.17	%(6)	N/A		0.26%		0.80%		0.71%
Year Ended 10/31/21	14,878,731	0.07	%(6)	N/A		0.26%		0.01%		(0.18)%
Year Ended 10/31/20	10,007,559	0.21	%(6)	0.21	%(6)	0.26%		0.34%		0.29%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$280,291	0.30	%(4)(6)	N/A		0.31	%(4)	4.21	%(4)	4.20	%(4)
Year Ended 10/31/24	74,918	0.30	%(6)	N/A		0.31%		5.02%		5.01%
Year Ended 10/31/23	69,342	0.30	%(6)	N/A		0.31%		4.50%		4.49%
Year Ended 10/31/22	89,461	0.21	%(6)	N/A		0.31%		0.76%		0.66%
Year Ended 10/31/21	26,713	0.07	%(6)	N/A		0.31%		0.01%		(0.23)%
Year Ended 10/31/20	35,583	0.23	%(6)	0.23	%(6)	0.31%		0.33%		0.25%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$31,744	0.35	%(4)(6)	N/A		0.36	%(4)	4.16	%(4)	4.15	%(4)
Year Ended 10/31/24	15,892	0.35	%(6)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	8,553	0.35	%(6)	N/A		0.36%		4.45%		4.44%
Year Ended 10/31/22	8,067	0.26	%(6)	N/A		0.36%		0.71%		0.61%
Year Ended 10/31/21	3,294	0.07	%(6)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	3,435	0.27	%(6)	0.27	%(6)	0.36%		0.29%		0.20%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$414,885	0.45	%(4)(6)	N/A		0.46	%(4)	4.06	%(4)	4.05	%(4)
Year Ended 10/31/24	409,801	0.45	%(6)	N/A		0.46%		4.87%		4.86%
Year Ended 10/31/23	413,681	0.45	%(6)	N/A		0.46%		4.35%		4.34%
Year Ended 10/31/22	479,272	0.29	%(6)	N/A		0.46%		0.68%		0.51%
Year Ended 10/31/21	511,566	0.07	%(6)	N/A		0.46%		0.01%		(0.38)%
Year Ended 10/31/20	575,951	0.29	%(6)	0.29	%(6)	0.46%		0.26%		0.09%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$3,278,477	0.70	%(4)(6)	N/A		0.71	%(4)	3.81	%(4)	3.80	%(4)
Year Ended 10/31/24	3,248,495	0.70	%(6)	N/A		0.71%		4.62%		4.61%
Year Ended 10/31/23	2,342,820	0.70	%(6)	N/A		0.71%		4.10%		4.09%
Year Ended 10/31/22	2,787,233	0.35	%(6)	N/A		0.71%		0.62%		0.26%
Year Ended 10/31/21	2,998,738	0.07	%(6)	N/A		0.71%		0.01%		(0.63)%
Year Ended 10/31/20	2,383,586	0.39	%(6)	0.39	%(6)	0.71%		0.17%		(0.15)%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$2,703	0.35	%(4)(6)	N/A		0.36	%(4)	4.16	%(4)	4.15	%(4)
Year Ended 10/31/24	3,443	0.35	%(6)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	4,719	0.35	%(6)	N/A		0.36%		4.45%		4.44%
Year Ended 10/31/22	4,800	0.23	%(6)	N/A		0.36%		0.74%		0.61%
Year Ended 10/31/21	17,412	0.07	%(6)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	17,563	0.27	%(6)	0.27	%(6)	0.36%		0.29%		0.20%
Select Class
Six Months Ended 04/30/25 (unaudited)	$56	1.00	%(4)(6)	N/A		1.01	%(4)	3.51	%(4)	3.50	%(4)
Year Ended 10/31/24	55	1.00	%(6)	N/A		1.01%		4.32%		4.31%
Year Ended 10/31/23	53	1.00	%(6)	N/A		1.01%		3.80%		3.79%
Year Ended 10/31/22	51	0.54	%(6)	N/A		1.01%		0.43%		(0.04)%
Year Ended 10/31/21	51	0.07	%(6)	N/A		1.01%		0.01%		(0.93)%
Year Ended 10/31/20	51	0.51	%(6)	0.51	%(6)	1.01%		0.05%		(0.45)%
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$115,704	0.20	%(4)	N/A		0.21	%(4)	4.31	%(4)	4.30	%(4)
For the Period Ended 10/31/24(9)	42,266	0.20	%(4)	N/A		0.21	%(4)	5.12	%(4)	5.11	%(4)
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.14	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.26	%(5)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.63%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.82%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.61%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.11	%(3)
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.21	%(5)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.58%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.79%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.09	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.15	%(5)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.53%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.75%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.06	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(5)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.48%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.01	%(3)
Year Ended 10/31/24	1.000	0.049	(1)	0.000	(2)	(0.049)		1.000	5.00	%(5)
Year Ended 10/31/23	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.37%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.67%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.003		(0.005)		1.000	0.47%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.019	(1)	$0.000	(2)	$(0.019)		$1.000	1.89	%(3)
Year Ended 10/31/24	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.73	%(5)
Year Ended 10/31/23	1.000	0.040	(1)	0.000	(2)	(0.040)		1.000	4.11%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.54%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.37%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	2.06	%(3)
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(5)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.47%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.017	(1)	$0.000	(2)	$(0.017)		$1.000	1.74	%(3)
Year Ended 10/31/24	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.42	%(5)
Year Ended 10/31/23	1.000	0.037	(1)	0.000	(2)	(0.037)		1.000	3.80%
Year Ended 10/31/22	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.42%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.001	(1)	0.001		(0.002)		1.000	0.25%
Impact Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.14	%(3)
For the Period Ended 10/31/24(8)	1.000	0.033	(1)	0.000	(2)	(0.033)		1.000	3.40	%(3)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.14	%(3)
For the Period Ended 10/31/24(8)	1.000	0.033	(1)	0.000	(2)	(0.033)		1.000	3.40	%(3)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.021	(1)	$0.000	(2)	$(0.021)		$1.000	2.14	%(3)
For the Period Ended 10/31/24(14)	1.000	0.017	(1)	0.000	(2)	(0.017)		1.000	1.75	%(3)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 04/30/25 (unaudited)	$54,231,297	0.20	%(4)	N/A		0.21	%(4)	4.27	%(4)	4.26	%(4)
Year Ended 10/31/24	49,864,264	0.20%		N/A		0.21%		5.12%		5.11%
Year Ended 10/31/23	46,015,555	0.20%		N/A		0.21%		4.54%		4.53%
Year Ended 10/31/22	44,234,518	0.13%		N/A		0.21%		0.76%		0.68%
Year Ended 10/31/21	52,515,537	0.06%		N/A		0.21%		0.01%		(0.14)%
Year Ended 10/31/20	45,646,654	0.18%		0.18%		0.21%		0.43%		0.40%
Institutional Select Class
Six Months Ended 04/30/25 (unaudited)	$22,232	0.25	%(4)(6)	N/A		0.26	%(4)	4.22	%(4)	4.21	%(4)
Year Ended 10/31/24	5,744	0.25	%(6)	N/A		0.26%		5.07%		5.06%
Year Ended 10/31/23	9,222	0.25	%(6)	N/A		0.26%		4.49%		4.48%
Year Ended 10/31/22	25,769	0.16	%(6)	N/A		0.26%		0.73%		0.63%
Year Ended 10/31/21	1,052,857	0.06	%(6)	N/A		0.26%		0.01%		(0.19)%
Year Ended 10/31/20	4,118,125	0.21	%(6)	0.21	%(6)	0.26%		0.40%		0.35%
Investor Class
Six Months Ended 04/30/25 (unaudited)	$40,784	0.30	%(4)(6)	N/A		0.31	%(4)	4.17	%(4)	4.16	%(4)
Year Ended 10/31/24	16,608	0.30	%(6)	N/A		0.31%		5.02%		5.01%
Year Ended 10/31/23	8,795	0.30	%(6)	N/A		0.31%		4.44%		4.43%
Year Ended 10/31/22	51	0.20	%(6)	N/A		0.31%		0.69%		0.58%
Year Ended 10/31/21	51	0.06	%(6)	N/A		0.31%		0.01%		(0.24)%
Year Ended 10/31/20	51	0.25	%(6)	0.25	%(6)	0.31%		0.37%		0.31%
Administrative Class
Six Months Ended 04/30/25 (unaudited)	$117,456	0.35	%(4)(6)	N/A		0.36	%(4)	4.12	%(4)	4.11	%(4)
Year Ended 10/31/24	114,583	0.35	%(6)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	88,387	0.35	%(6)	N/A		0.36%		4.39%		4.38%
Year Ended 10/31/22	16,684	0.22	%(6)	N/A		0.36%		0.67%		0.53%
Year Ended 10/31/21	18,968	0.06	%(6)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	2,024	0.27	%(6)	0.27	%(6)	0.36%		0.34%		0.25%
Advisory Class
Six Months Ended 04/30/25 (unaudited)	$11,850	0.45	%(4)(6)	N/A		0.46	%(4)	4.02	%(4)	4.01	%(4)
Year Ended 10/31/24	5,002	0.45	%(6)	N/A		0.46%		4.87%		4.86%
Year Ended 10/31/23	102,764	0.45	%(6)	N/A		0.46%		4.29%		4.28%
Year Ended 10/31/22	34,684	0.24	%(6)	N/A		0.46%		0.65%		0.43%
Year Ended 10/31/21	38,959	0.06	%(6)	N/A		0.46%		0.01%		(0.39)%
Year Ended 10/31/20	17,188	0.40	%(6)	0.40	%(6)	0.46%		0.21%		0.15%
Participant Class
Six Months Ended 04/30/25 (unaudited)	$31,145	0.70	%(4)(6)	N/A		0.71	%(4)	3.77	%(4)	3.76	%(4)
Year Ended 10/31/24	26,788	0.70	%(6)	N/A		0.71%		4.62%		4.61%
Year Ended 10/31/23	35,491	0.70	%(6)	N/A		0.71%		4.04%		4.03%
Year Ended 10/31/22	285	0.42	%(6)	N/A		0.71%		0.47%		0.18%
Year Ended 10/31/21	259	0.06	%(6)	N/A		0.71%		0.01%		(0.64)%
Year Ended 10/31/20	575	0.40	%(6)	0.40	%(6)	0.71%		0.21%		(0.10)%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$7,025	0.35	%(4)(6)	N/A		0.36	%(4)	4.12	%(4)	4.11	%(4)
Year Ended 10/31/24	6,954	0.35	%(6)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	7,380	0.35	%(6)	N/A		0.36%		4.39%		4.38%
Year Ended 10/31/22	8,478	0.23	%(6)	N/A		0.36%		0.66%		0.53%
Year Ended 10/31/21	9,921	0.06	%(6)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	11,108	0.28	%(6)	0.28	%(6)	0.36%		0.33%		0.25%
Select Class
Six Months Ended 04/30/25 (unaudited)	$56	1.00	%(4)(6)	N/A		1.01	%(4)	3.47	%(4)	3.46	%(4)
Year Ended 10/31/24	55	1.00	%(6)	N/A		1.01%		4.32%		4.31%
Year Ended 10/31/23	53	1.00	%(6)	N/A		1.01%		3.74%		3.73%
Year Ended 10/31/22	51	0.53	%(6)	N/A		1.01%		0.36%		(0.12)%
Year Ended 10/31/21	51	0.06	%(6)	N/A		1.01%		0.01%		(0.94)%
Year Ended 10/31/20	51	0.54	%(6)	0.54	%(6)	1.00%		0.07%		(0.39)%
Impact Class
Six Months Ended 04/30/25 (unaudited)	$50	0.20	%(4)	N/A		0.21	%(4)	4.27	%(4)	4.26	%(4)
For the Period Ended 10/31/24(8)	50	0.20	%(4)	N/A		0.21	%(4)	5.12	%(4)	5.11	%(4)
Impact Partner Class
Six Months Ended 04/30/25 (unaudited)	$50	0.20	%(4)	N/A		0.21	%(4)	4.27	%(4)	4.26	%(4)
For the Period Ended 10/31/24(8)	50	0.20	%(4)	N/A		0.21	%(4)	5.12	%(4)	5.11	%(4)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$50	0.20	%(4)	N/A		0.21	%(4)	4.27	%(4)	4.26	%(4)
For the Period Ended 10/31/24(14)	50	0.20	%(4)	N/A		0.21	%(4)	5.12	%(4)	5.11	%(4)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Wealth Class*
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.014	(1)	$0.000	(2)	$(0.014)		$1.000	1.40	%(3)
Year Ended 10/31/24	1.000	0.033	(1)	0.000	(2)	(0.033)		1.000	3.34	%(5)
Year Ended 10/31/23	1.0001	0.0291	(1)	0.0000	(2)	(0.0293)		0.9999	2.95%
Year Ended 10/31/22	1.0001	0.0076	(1)	(0.0014)		(0.0062)		1.0001	0.61%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0064	(1)	(0.0004	)(2)	(0.0060)		1.0001	0.60%
Wealth S Class**
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.014	(1)	$0.000	(2)	$(0.014)		$1.000	1.38	%(3)
Year Ended 10/31/24	1.000	0.032	(1)	0.000	(2)	(0.032)		1.000	3.29	%(5)
Year Ended 10/31/23	1.0001	0.0286	(1)	0.0000	(2)	(0.0288)		0.9999	2.89%
Year Ended 10/31/22	1.0001	0.0072	(1)	(0.0014)		(0.0058)		1.0001	0.59%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0060	(1)	(0.0004	)(2)	(0.0056)		1.0001	0.56%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.013	(1)	$0.000	(2)	$(0.013)		$1.000	1.32	%(3)
Year Ended 10/31/24	1.000	0.031	(1)	0.000	(2)	(0.031)		1.000	3.18	%(5)
Year Ended 10/31/23	1.0001	0.0278	(1)	(0.0002	)(2)	(0.0278)		0.9999	2.78%
Year Ended 10/31/22	1.0001	0.0067	(1)	(0.0015)		(0.0052)		1.0001	0.52%
Year Ended 10/31/21	1.0002	0.0001	(1)(2)	(0.0001	)(2)	(0.0001	)(2)	1.0001	0.00	%(13)
Year Ended 10/31/20	1.0001	0.0054	(1)	(0.0003	)(2)	(0.0050)		1.0002	0.51%
Select Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.010	(1)	$0.000	(2)	$(0.010)		$1.000	1.00	%(3)
For the Period Ended 10/31/24(15)	1.000	0.017	(1)	0.000	(2)	(0.017)		1.000	1.69	%(3)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$1.000	$0.014	(1)	$0.000	(2)	$(0.014)		$1.000	1.40	%(3)
For the Period Ended 10/31/24(9)	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	1.99	%(3)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Tax-Exempt Portfolio:
Wealth Class*
Six Months Ended 04/30/25 (unaudited)	$501,114	0.20	%(4)	0.33	%(4)	2.80	%(4)	2.67	%(4)
Year Ended 10/31/24	464,486	0.20%		0.32%		3.26%		3.14%
Year Ended 10/31/23	473,740	0.18%		0.32%		2.91%		2.77%
Year Ended 10/31/22	464,221	0.13%		0.39%		0.76%		0.50%
Year Ended 10/31/21	247,727	0.08%		0.34%		0.01%		(0.25)%
Year Ended 10/31/20	366,440	0.15%		0.29%		0.63%		0.49%
Wealth S Class**
Six Months Ended 04/30/25 (unaudited)	$55	0.25	%(4)(6)	0.38	%(4)	2.75	%(4)	2.62	%(4)
Year Ended 10/31/24	54	0.25	%(6)	0.37%		3.21%		3.09%
Year Ended 10/31/23	53	0.23	%(6)	0.37%		2.86%		2.72%
Year Ended 10/31/22	51	0.17	%(6)	0.44%		0.72%		0.45%
Year Ended 10/31/21	51	0.08	%(6)	0.39%		0.01%		(0.30)%
Year Ended 10/31/20	51	0.18	%(6)	0.34%		0.59%		0.43%
Cash Management Class
Six Months Ended 04/30/25 (unaudited)	$188	0.35	%(4)(6)	0.48	%(4)	2.65	%(4)	2.52	%(4)
Year Ended 10/31/24	186	0.35	%(6)	0.47%		3.11%		2.99%
Year Ended 10/31/23	1,294	0.33	%(6)	0.47%		2.76%		2.62%
Year Ended 10/31/22	3,447	0.22	%(6)	0.54%		0.67%		0.35%
Year Ended 10/31/21	4,670	0.08	%(6)	0.49%		0.01%		(0.40)%
Year Ended 10/31/20	4,816	0.25	%(6)	0.44%		0.53%		0.34%
Select Class
Six Months Ended 04/30/25 (unaudited)	$50	1.00	%(4)(6)	1.13	%(4)	2.00	%(4)	1.87	%(4)
For the Period Ended 10/31/24(15)	50	1.00	%(4)(6)	1.12	%(4)	2.46	%(4)	2.34	%(4)
Advisor Class
Six Months Ended 04/30/25 (unaudited)	$50	0.20	%(4)	0.33	%(4)	2.80	%(4)	2.67	%(4)
For the Period Ended 10/31/24(9)	50	0.20	%(4)	0.32	%(4)	3.26	%(4)	3.14	%(4)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Notes to Financial Highlights

+  Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.

++  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

*  Institutional Class was renamed Wealth Class effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class effective February 29, 2024.

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.0005 per share.

(3)  Not annualized.

(4)  Annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial to the total return.

(6)  Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(7)  Commenced offering on January 23, 2023.

(8)  Commenced offering on March 5, 2024.

(9)  Commenced offering on March 27, 2024.

(10)  Commenced offering on October 4, 2022.

(11)  Commenced offering on March 29, 2022.

(12)  Commenced offering on May 4, 2021.

(13)  Amount is less than 0.005%.

(14)  Commenced offering on June 27, 2024.

(15)  Commenced offering on February 29, 2024.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to twelve different classes of shares for certain Funds. Each Fund offers the Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class; the Institutional Class and Institutional Select Class are only offered to Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios; the Select Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios; the CastleOak Shares Class is only offered to Prime and Government Portfolios; the Impact Class is only offered to Prime, Government and Treasury Securities Portfolios; the Impact Partner Class is only offered to Money Market, Prime, Government and Treasury Securities Portfolios; the Advisor Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios and Wealth Class (formerly Institutional Class) and Wealth S Class (formerly Institutional Select Class) are only offered to Money Market and Tax-Exempt Portfolios. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights. Effective February 29, 2024, the Tax-Exempt Portfolio no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" with a stable NAV.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

Prime Portfolio operates as "institutional money market fund," which require this Fund to have a floating NAV, rounded to the fourth decimal place.

The Funds are not permitted to temporarily impose a redemption gate, except as part of their liquidation, and the Prime Portfolio may be subject to a mandatory liquidity fee of up to 5%. The Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to opt in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

The Securities and Exchange Commission ("SEC") adopted changes to the rules that govern SEC registered money market funds in July 2023 with phased compliance periods through October 2, 2024. These changes include, among other things: (1) allowing a money market fund's board or its delegate to charge discretionary liquidity fees when it determines such fee would be in the best interest of the fund; (2) removing a fund's ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); and (3) substantially increasing the required minimum levels of liquid assets a fund must hold. These changes may affect the investment strategies, performance, yield, operating expenses, number of times a fund prices its shares and continued viability of a fund.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Money Market, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt; Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Prime; Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees") at the bid price; and (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2025:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$70,000	$—	$70,000
Commercial Paper	—	620,358	—	620,358
Corporate Bonds	—	215,909	—	215,909
Floating Rate Notes	—	517,201	—	517,201
Repurchase Agreements	—	1,823,000	—	1,823,000
Time Deposits	—	65,000	—	65,000
Total Assets	$—	$3,311,468	$—	$3,311,468

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$222,031	$—	$222,031
Commercial Paper	—	2,671,704	—	2,671,704
Corporate Bonds	—	370,854	—	370,854
Floating Rate Notes	—	1,821,190	—	1,821,190
Repurchase Agreements	—	6,158,000	—	6,158,000
Time Deposits	—	205,000	—	205,000
Total Assets	$—	$11,448,779	$—	$11,448,779

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$83,023,538	$—	$83,023,538
U.S. Agency Securities	—	23,109,677	—	23,109,677
U.S. Treasury Securities	—	62,156,106	—	62,156,106
Total Assets	$—	$168,289,321	$—	$168,289,321

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$1,366,887	$—	$1,366,887
U.S. Treasury Securities	—	3,577,546	—	3,577,546
Total Assets	$—	$4,944,433	$—	$4,944,433

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$19,150,838	$—	$19,150,838
U.S. Treasury Securities	—	14,390,370	—	14,390,370
Total Assets	$—	$33,541,208	$—	$33,541,208

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$56,563,148	$—	$56,563,148
Total Assets	$—	$56,563,148	$—	$56,563,148

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Weekly Variable Rate Bonds	$—	$252,045	$—	$252,045
Daily Variable Rate Bonds	—	87,540	—	87,540
Commercial Paper	—	73,399	—	73,399
Municipal Bonds & Notes	—	47,312	—	47,312
Closed-End Investment Companies	—	20,000	—	20,000
Semi-Annual Variable Rate Bond	—	12,425	—	12,425
Quarterly Variable Rate Bond	—	6,250	—	6,250
Floating Rate Note	—	3,500	—	3,500
Total Assets	$—	$502,471	$—	$502,471

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Funds' President has been designated as the Funds' Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	Money Market	Prime	Government		Government Securities
Wealth/Institutional Class	0.20%	0.20%	0.15	%*	0.20%
Wealth S/Institutional Select Class	0.25	0.25	0.20	*	0.25
Investor Class	0.30	0.30	0.25	*	0.30
Administrative Class	0.35	0.35	0.30	*	0.35
Advisory Class	0.45	0.45	0.40	*	0.45
Participant Class	0.70	0.70	0.65	*	0.45
Cash Management Class	0.35	0.35	0.30	*	0.35
Select Class	1.00	—	0.95	*	—
CastleOak Shares Class	—	0.20	0.15	*	—
Impact Class	—	0.20	0.15	*	—
Impact Partner Class	0.20	0.20	0.15	*	—
Advisor Class	0.20	—	0.15	*	—
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax- Exempt
Wealth/Institutional Class	0.20%	0.20%	0.20%
Wealth S/Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	1.00
Impact Class	—	0.20	—
Impact Partner Class	—	0.20	—
Advisor Class	0.20	0.20	0.20

* Effective February 28, 2025, the maximum expense ratios were reduced by 0.03% for all classes in the Portfolio.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratio of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2025, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$931
Prime	939
Government	45,496
Government Securities	539
Treasury	977
Treasury Securities	1,411
Tax-Exempt	310

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's aver-age daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income.

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Wealth S Class/ Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year from the date of the Funds' prospectus, the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2025, this waiver amounted to approximately $3,266,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year from the date of the Funds' prospectus, the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2025, this waiver amounted to approximately $2,177,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. This arrangement had no effect for the year ended April 30, 2025.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

compensation to the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

	2024 Distributions Paid From:		2023 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Ordinary Income (000)	Tax- Exempt Income (000)
Money Market	$128,861	$—	$98,853	$—
Prime	852,411	—	819,957	—
Government	7,373,470	—	6,877,575	—
Government Securities	260,328	—	255,531	—
Treasury	1,492,918	—	1,440,599	—
Treasury Securities	2,436,442	—	1,940,703	—
Tax-Exempt	353	14,607	282	13,400

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2024.

At October 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
Money Market	$48	$—	$—
Prime	21,401	—	—
Government	305,221	—	—
Government Securities	1,100	—	—
Treasury	52,464	—	—
Treasury Securities	48,143	—	—
Tax-Exempt	—	29	—

At October 31, 2024, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Money Market	$1,119	$—
Prime	16,265	—
Government	36,783	161
Government Securities	1,794	24
Treasury	10,141	48
Treasury Securities	12,202	166
Tax-Exempt	2	—

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Money Market	$2
Prime	22
Government	89
Government Securities	73
Tax-Exempt	—	@

@ Amount is less than $500.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended April 30, 2025, the Funds did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The funds also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At April 30, 2025, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
Money Market	98.7%
Prime	51.8
Government	37.8
Government Securities	84.3
Treasury	72.3
Treasury Securities	83.3
Tax-Exempt	92.1

J. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILF-NCSR 4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	June 16, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025